As filed with the Securities and Exchange Commission on February 29, 1996

                                              1933 Act Registration No. 33-84186
                                                      1940 Act File No. 811-8774


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /

         Post-Effective Amendment No. 2                                      /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No. 3                                                     /X/

                                 FAIRPORT FUNDS
                 Formerly known as The Roulston Family of Funds
               (Exact Name of Registrant as Specified in Charter)

                   4000 Chester Avenue, Cleveland, Ohio 44103
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 216/431-3000

          Scott D. Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103
                     (Name and Address of Agent for Service)

                Copy to: Charles H. Hire, Esq., Baker & Hostetler
                   65 East State Street, Columbus, Ohio 43215

                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
     ---

      X  on March 1, 1996 pursuant to paragraph (b)
     ---
         60 days after filing pursuant to paragraph (a)(1)
     ---
         on (date) pursuant to paragraph (a)(1)
     ---
         75 days after filing pursuant to paragraph (a)(2)
     ---
         on (date) pursuant to paragraph (a)(2) of Rule 485
     ---

If appropriate, check the following box:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1995, on November 14, 1995.

                              CROSS REFERENCE SHEET

                          FAIRPORT MIDWEST GROWTH FUND
                         FAIRPORT GROWTH AND INCOME FUND
                       FAIRPORT GOVERNMENT SECURITIES FUND

                                   Three Funds

                                       of

                                 FAIRPORT FUNDS

Form N-1A Part A Item                 Prospectus Caption
---------------------                 ------------------
1.      Cover page..................  Cover Page

2.      Synopsis....................  Fund Expenses

3.      Condensed Financial
          Information...............  Financial Highlights;
                                      Performance of the Funds

4.      General Description of
          Registrant................  General Information -- The Trust and
                                      Its Shares; Investment Objectives and
                                      Policies; Investment Limitations of the
                                      Funds; Description of Permitted
                                      Investments and Related Risk Factors

5.      Management of the Fund......  Management of the Trust;
                                      General Information

5A.     Management's Discussion
          of Fund Performance.......  Inapplicable

6.      Capital Stock and Other
          Securities................  How to Purchase Shares; How to Redeem
                                      Shares; How the Funds are Taxed;
                                      Dividends and Shareholder Taxes;
                                      General Information

7.      Purchase of Securities
          Being Offered.............  How Shares are Valued; How to Purchase
                                      Shares; How to Redeem Shares

8.      Redemption or Repurchase....  How to Purchase Shares; How to Redeem
                                      Shares

9.      Pending Legal Proceedings...  Inapplicable

                                 FAIRPORT FUNDS
===============================================================================
                        CHARTING A COURSE YOU CAN TRUST
===============================================================================

                              INVESTMENT ADVISER:
                            ROULSTON & COMPANY, INC.

Fairport Funds (the "Trust," formerly The Roulston Family of Funds) provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus describes the following portfolios of the Trust (the "Funds"), each of which is a separate diversified portfolio.

                          FAIRPORT MIDWEST GROWTH FUND
                        FAIRPORT GROWTH AND INCOME FUND
                      FAIRPORT GOVERNMENT SECURITIES FUND

This Prospectus provides the information about the Trust and the Funds that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information regarding the Trust and the Funds is included in a Statement of Additional Information dated March 1, 1996, which has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. You may obtain free copies of the Statement of Additional Information by calling 1-800-332-6459 (1-800-3-FAMILY) or by writing to the Trust at 4000 Chester Avenue, Cleveland, Ohio 44103.

THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
                         Prospectus dated March 1, 1996

TABLE OF CONTENTS

                                     PAGE
PROSPECTUS HIGHLIGHTS..............    3
FUND EXPENSES......................    4
FINANCIAL HIGHLIGHTS...............    5
THE TRUST AND ITS FUNDS............    7
INVESTMENT OBJECTIVES AND
  POLICIES.........................    7
INVESTMENT LIMITATIONS OF THE
  FUNDS............................   11
MANAGEMENT OF THE TRUST............   12
HOW SHARES ARE VALUED..............   14
HOW TO PURCHASE SHARES.............   15
HOW TO REDEEM SHARES...............   17
EXCHANGES..........................   19
PERFORMANCE OF THE FUNDS...........   19
HOW THE FUNDS ARE TAXED............   20
DIVIDENDS AND SHAREHOLDER TAXES....   21
GENERAL INFORMATION................   22
DESCRIPTION OF PERMITTED
  INVESTMENTS AND RELATED RISK
  FACTORS..........................   23

PROSPECTUS HIGHLIGHTS

The following summary provides basic information about Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"), (each, a "Fund" and, collectively, the "Funds"). However, the following is only a summary, so please review carefully the remainder of the Prospectus for more information.

INVESTMENT OBJECTIVES OF THE FUNDS
The MIDWEST GROWTH FUND seeks capital appreciation. The Midwest Growth Fund seeks to achieve its objective by investing primarily in equity securities of companies headquartered in the Midwest region of the United States.

The GROWTH AND INCOME FUND seeks capital appreciation and current income. The Growth and Income Fund seeks to achieve its objective by investing primarily in common stocks or securities convertible into common stocks.

The GOVERNMENT FUND seeks current income consistent with preservation of capital. The Government Fund seeks to achieve its objectives by investing primarily in mid- to intermediate-term fixed income securities in the high end of the credit spectrum. The Government Fund will invest at least 65% of its total assets in U.S. Government securities.

RISK FACTORS AND SPECIAL CONSIDERATIONS
You should be aware of certain risks and considerations before investing in any of the Funds. Each Fund invests in securities that fluctuate in value; therefore you should expect each Fund's net asset value per share to fluctuate. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Government Fund, generally vary inversely with interest rates and may be affected by other market and economic factors as well. There is no assurance that the investment objective of any Fund will be achieved. In addition, the Funds, to the extent set forth under "INVESTMENT OBJECTIVES AND POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS," may engage in the following practices: the use of repurchase agreements, entering into options transactions, purchasing securities on a when-issued or delayed delivery basis, purchasing noninvestment grade convertible debt securities, purchasing variable or floating rate securities and purchasing foreign securities.

THE INVESTMENT ADVISER
Roulston & Company, Inc. ("Roulston") is the Investment Advisor ("Advisor" or "Investment Advisor") for each Fund.

THE DISTRIBUTOR
Roulston Research Corp., a wholly owned subsidiary of Roulston (the "Distributor").

PURCHASES AND REDEMPTIONS
Shares of the Funds are sold and redeemed at their net asset value without any sales load. Each Fund has a minimum initial investment requirement of $250.

Purchases and redemptions may be made on each day the New York Stock Exchange (the "Exchange") is open for regular business (a "Business Day"). Your purchase order will be effective as of the Business Day it is received by the Transfer Agent if the Transfer Agent receives your order and payment by check or by wire transfer of funds prior to the earlier of 4:00 p.m., Eastern time, or the close of regular trading on the Exchange (the "Valuation Time") on such Business Day. Redemption orders received by the Transfer Agent prior to the Valuation Time on any Business Day will be effective as of that Business Day. The Funds also offer both a Systematic Investment Plan and a Systematic Withdrawal Plan.

DIVIDENDS AND DISTRIBUTIONS
The Midwest Growth Fund and the Growth and Income Fund intend to declare and pay dividends of net investment income twice per year. The Government Fund's net investment income dividends are declared daily and payable monthly. All Funds will make distributions of capital gains at least annually. You will receive such dividends and distributions in additional shares unless you otherwise elect to take those payments in cash.

THE ADMINISTRATOR AND TRANSFER AGENT
Fund/Plan Services, Inc. serves as the Administrator, Transfer Agent and dividend disbursing agent and provides certain Fund Accounting and Custody Administrative services for each of the Funds (the "Transfer Agent").

FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:

Sales Load on
  Purchases.............  None
Sales Load on Reinvested
  Dividends.............  None
Deferred Sales Load.....  None
Redemption Fee..........  None, although a wire
                          redemption charge,
                          currently $9, is
                          deducted from the amount
                          of a Federal Reserve
                          wire redemption payment.
Exchange Fee............  None

ANNUAL FUND OPERATING EXPENSES AS A (PERCENTAGE OF AVERAGE NET ASSETS):

                  MIDWEST    GROWTH AND     GOVERNMENT
                GROWTH FUND  INCOME FUND  SECURITIES FUND
===========================================================
Management Fees
  after Fee
  Waiver.......      .54%(1)      .47%(1)        .00%(1)
12b-1 Fees.....      .25          .25            .25
Other Expenses
  after
  Reimbursements(1)  .59          .78            .65
                    ----         ----           ----
Total Operating
  Expenses
  after Fee
  Waivers(1)...     1.38%        1.50%          0.90%
                    ----         ----           ----

(1) The above table reflects a continuation of the agreement Roulston has made with the Trust to waive its investment advisory fee, and to reimburse certain Other Expenses. Such waivers and reimbursements shall continue at least through October 31, 1996, to the extent necessary to cause Total Operating Expenses not to exceed: 1.38% for the MIDWEST GROWTH FUND; 1.50% for the GROWTH AND INCOME FUND; and 0.90% for the GOVERNMENT FUND. Absent such fee waivers and expense reimbursements, Management Fees, Other Expenses, and Total Operating Expenses would be: 0.75%, 0.59%, and 1.59%, respectively, for the MIDWEST GROWTH FUND; 0.75%, 0.78%, and 1.78%, respectively, for the GROWTH AND INCOME FUND; and 0.25%, 1.58%, and 2.08%, respectively, for the GOVERNMENT SECURITIES FUND.

Such expenses are illustrated by the following examples. You would pay the following expenses on a $1,000 investment (assuming a 5% annual return and redemption at the end of each period):

                      MIDWEST    GROWTH    GOVERNMENT
                      GROWTH   AND INCOME  SECURITIES
                       FUND       FUND        FUND
======================================================
One Year.............  $  14      $ 15        $  9
Three Years..........  $  43      $ 47        $ 28
Five Years...........  $  75      $ 81        $ 49
Ten Years............  $ 165      $178        $110

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist you in understanding the various costs and expenses that you may bear directly or indirectly when you invest in a Fund. The above expenses and examples reflect current fees. As the result of the payment of Rule 12b-1 fees, long-term shareholders may pay more than the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc. Additional information may be found under "MANAGEMENT OF THE TRUST" and "HOW TO PURCHASE SHARES" below.

FINANCIAL HIGHLIGHTS

The Financial Highlights with respect to the fiscal year ended October 31, 1995, have been audited by Ernst & Young LLP, independent auditors of the Funds. The report of Ernst & Young LLP, together with certain financial statements, are contained in Appendix "B" to the Trust's Statement of Additional Information and may be obtained by shareholders and prospective investors at no cost.

On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, each of the FAIRPORT MIDWEST GROWTH FUND (formerly the Roulston Midwest Growth Fund), the FAIRPORT GROWTH AND INCOME FUND (formerly the Roulston Growth and Income Fund) and the FAIRPORT GOVERNMENT SECURITIES FUND (formerly the Roulston Government Securities Fund) of the Trust acquired in a tax free reorganization all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of The Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization").

The Financial Highlights with respect to the fiscal year ended October 31, 1994 and the period from July 1, 1993 (commencement of operations) through October 31, 1993, were audited by the independent auditors of the Acquired Funds prior to the Reorganization.

The following tables should be read in conjunction with the financial statements and related notes also included as Appendix "B" in the Statement of Additional Information.

                                   FAIRPORT
                             MIDWEST GROWTH FUND
                        ------------------------------
                         YEAR      YEAR      PERIOD
                         ENDED     ENDED      ENDED
                        10/31/95  10/31/94 10/31/93(1)
======================================================
Net Asset Value,
  beginning of
  period............... $ 12.27   $ 11.07    $ 10.00
                        -------   -------  -----------
  Income from
    Investment
    Operations:
  Net investment
    income.............    0.04      0.02       0.01
  Net realized and
    unrealized
    gain/loss
    on investments.....    2.04      1.19       1.07
                        -------   -------  -----------
    Total from
      investment
      operations.......    2.08      1.21       1.08
                        -------   -------  -----------
  Less Distributions:
  From net investment
    income.............   (0.04)    (0.01)     (0.01)
  From realized capital
    gains..............   (0.76)     0.00       0.00
                        -------   -------  -----------
    Total
      distributions....   (0.80)    (0.01)     (0.01)
                        -------   -------  -----------
Net Asset Value, end of
  period............... $ 13.55   $ 12.27    $ 11.07
                        =======   =======  ==========
Total Return...........   18.17%    10.89%     10.90%**
Ratios/Supplemental
  Data:
  Net assets, end of
    period (in
    000's)............. $49,408   $29,688    $ 9,870
  Ratio of expenses to
    average net assets
    before
    reimbursement of
    expenses by
    Adviser............    1.57%     1.54%      2.89%*
  Ratio of expenses to
    average net assets
    after reimbursement
    of expenses by
    Adviser............    1.41%     1.45%      1.50%*
  Ratio of net
    investment income
    to average
    net assets before
    reimbursement of
    expenses by
    Adviser............    0.14%     0.08%     (1.11%)*
  Ratio of net
    investment income
    to average
    net assets after
    reimbursement of
    expenses by
    Adviser............    0.29%     0.17%      0.28%*
  Portfolio turnover...   46.51%    77.57%      0.00%

=====================================================

*   Annualized
**  Not Annualized
(1) This Fund commenced operations on July 1, 1993.


                                   FAIRPORT
                            GROWTH AND INCOME FUND
                        ------------------------------
                         YEAR      YEAR      PERIOD
                         ENDED     ENDED      ENDED
                        10/31/95  10/31/94 10/31/93(1)
======================================================
Net Asset Value,
  beginning of
  period............... $ 10.68   $ 10.36    $ 10.00
                        -------   -------  -----------
  Income from
    Investment
    Operations:
  Net investment
    income.............    0.15      0.14       0.04
  Net realized and
    unrealized
    gain/loss
    on investments.....    1.68      0.35       0.36
                        -------   -------  -----------
    Total from
      investment
      operations.......    1.83      0.49       0.40
                        -------   -------  -----------
  Less Distributions:
  From net investment
    income.............   (0.12)    (0.14)     (0.04)
  From realized capital
    gains..............   (0.10)    (0.03)      0.00
                        -------   -------  -----------
    Total
      distributions....   (0.22)    (0.17)     (0.04)
                        -------   -------  -----------
Net Asset Value, end of
  period............... $ 12.29   $ 10.68    $ 10.36
                        =======   =======  ==========
Total Return...........   17.36%     4.72%      3.98%**
Ratios/Supplemental
  Data:
  Net assets, end of
    period (in
    000's)............. $23,082   $18,177    $ 8,716
  Ratio of expenses to
    average net assets
    before
    reimbursement of
    expenses by
    Adviser............    1.79%     1.72%      2.79%*
  Ratio of expenses to
    average net assets
    after
    reimbursement of
    expenses by
    Adviser............    1.50%     1.50%      1.50%*
  Ratio of net
    investment income
    to average
    net assets before
    reimbursement of
    expenses by
    Adviser............    0.98%     1.20%      0.10%*
  Ratio of net
    investment income
    to average
    net assets after
    reimbursement of
    expenses by
    Adviser............    1.26%     1.42%      1.39%*
  Portfolio turnover...   13.36%    35.16%      4.18%

=====================================================

*   Annualized
**  Not Annualized
(1) This Fund commenced operations on July 1, 1993.


                                   FAIRPORT
                          GOVERNMENT SECURITIES FUND
                        ------------------------------
                         YEAR      YEAR      PERIOD
                         ENDED     ENDED      ENDED
                        10/31/95  10/31/94 10/31/93(1)
======================================================
Net Asset Value,
  beginning of
  period............... $  9.03   $ 10.20    $ 10.00
                        -------   -------  -----------
  Income from
    Investment
    Operations:
  Net investment
    income.............    0.49      0.43       0.15
  Net realized and
    unrealized
    gain/loss
    on investments.....    0.81     (1.17)      0.16
                        -------   -------  -----------
    Total from
      investment
      operations.......    1.30     (0.74)      0.31
                        -------   -------  -----------
  Less Distributions:
  From net investment
    income.............   (0.49)    (0.42)     (0.11)
  From realized capital
    gains..............    0.00     (0.01)      0.00
                        -------   -------  -----------
    Total
      distributions....   (0.49)    (0.43)     (0.11)
                        -------   -------  -----------
Net Asset Value, end of
  period............... $  9.84   $  9.03    $ 10.20
                        =======   =======  ==========
Total Return...........   14.76%    (7.24)%      3.04%**
Ratios/Supplemental
  Data:
  Net assets, end of
    period (in
    000's)............. $ 8,647   $ 7,614    $ 5,829
  Ratio of expenses to
    average net assets
    before
    reimbursement of
    expenses by
    Adviser............    2.16%     1.80%      2.78%*
  Ratio of expenses to
    average net assets
    after reimbursement
    of expenses by
    Adviser............    0.90%     0.90%      0.90%*
  Ratio of net
    investment income
    to average
    net assets before
    reimbursement of
    expenses by
    Adviser............    3.89%     3.88%      2.29%*
  Ratio of net
    investment income
    to average
    net assets after
    reimbursement of
    expenses by
    Adviser............    5.16%     4.78%      4.17%*
  Portfolio turnover...    1.28%    24.14%     24.53%

=====================================================

*   Annualized
**  Not Annualized
(1) This Fund commenced operations on July 1, 1993.



THE TRUST AND ITS FUNDS

In order to provide you with a variety of mutual funds with different investment objectives, the Trust offers shares of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund, each of which is a diversified Fund of the Trust, and which may be referred to individually as a "Fund" and collectively as the "Funds." Of course, there can be no guarantee that any Fund will achieve its investment objectives.

INVESTMENT OBJECTIVES AND POLICIES

MIDWEST GROWTH FUND
The Midwest Growth Fund seeks, as its investment objective, capital appreciation.

Under normal circumstances, the Fund will be invested as fully as practicable in common stocks, but may also invest in rights and debt securities and preferred stocks convertible into common stocks (together with common stocks, "equity securities") and in warrants to acquire such equity securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies headquartered in the states or areas bordering the Great Lakes; that is, Ohio, Michigan, Indiana, Illinois, Western New York, Western Pennsylvania, Wisconsin and Minnesota (the "Midwest"). Roulston, as the Fund's investment adviser, will generally select for investment by the Fund common stocks that Roulston's research indicates represent high investment potential and/or value for the Fund. Roulston will not necessarily consider dividend income when selecting common stocks for the Fund.

Roulston, as investment adviser to the Midwest Growth Fund, will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Fund intends to invest in convertible debt securities which are primarily investment grade (i.e., rated within the four highest rating categories of a nationally recognized statistical rating organization ("NRSRO"), e.g., Standard & Poor's Corporation or Moody's Investor Services, Inc., or, if unrated, are deemed to be of comparable quality to securities so rated). The Fund, however, may invest up to 10% of its nets assets in noninvestment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by Roulston to be of comparable quality. Noninvestment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities generally have more risk than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities. For a further discussion of convertible debt securities rated B by an NRSRO, please see "Risk Factors" below.

================================================================================
                         THE MIDWEST GROWTH FUND SEEKS
                    CAPITAL APPRECIATION, PRIMARILY THROUGH
                         INVESTMENTS IN COMMON STOCKS.
================================================================================

Any of the Midwest Growth Fund's assets not invested in equity securities will be invested in certain money market instruments ("Money Market Instruments") which consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by domestic and foreign branches of U.S. commercial banks or savings and loan associations and domestic branches of foreign banks, having net assets of at least $10 billion as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories assigned by at least one NRSRO or, if unrated, are of comparable quality at the time of purchase as determined by Roulston; variable amount master demand notes; repurchase agreements involving such securities; and (as permitted by applicable law) shares of other investment companies holding themselves out as money market funds. Please see the Appendix to the Statement of Additional Information for a description of the applicable NRSRO ratings.

GROWTH AND INCOME FUND
The Growth and Income Fund seeks, as its investment objectives, capital appreciation and current income.

Under normal market conditions, the Growth and Income Fund will be invested as fully as practicable in common stocks of U.S. issuers but may also invest in warrants, rights and debt securities and preferred stocks convertible into common stocks, which are rated at the time of purchase in one of the four highest rating categories by an NRSRO (or if not rated, deemed by Roulston to be of comparable quality to securities so rated), and U.S. dollar denominated securities of foreign issuers, including American Depository Receipts ("ADRs"). In addition, up to 10% of the Fund's net assets may be invested in noninvestment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by Roulston to be of comparable quality. The risks of investment in such securities are described above under "Midwest Growth Fund."

================================================================================
   THE GROWTH AND INCOME FUND SEEKS CAPITAL APPRECIATION AND CURRENT INCOME,
                PRIMARILY THROUGH INVESTMENTS IN COMMON STOCKS.
================================================================================

Roulston, as the Growth and Income Fund's investment adviser, will generally select for investment by the Fund common stocks that pay dividends and that Roulston's research indicates represent potential value upon consideration of relative price/earnings multiples, price to book value and/or price/earnings ratios.

Any of the Growth and Income Fund's assets not invested in the securities listed above will be invested in Money Market Instruments.

GOVERNMENT FUND
The Government Fund seeks, as its investment objective, current income consistent with preservation of capital.

The Government Fund will invest at least 65% of its total assets in direct obligations issued by the U.S. Treasury; separately traded component parts of U.S. Treasury obligations, transferable only through the Federal book entry system and which are a part of the U.S. Government's STRIPs program; obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; and repurchase agreements involving any of the foregoing securities. The Fund may also invest up to 5% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are "mortgage-related" securities, meaning that they represent an interest in an underlying pool of mortgages.

The remaining assets of the Government Fund will be invested in any of the following: domestic corporate fixed income securities rated in one of the two highest rating categories by at least one
NRSRO or, if unrated, are of comparable quality at the time of purchase as determined by Roulston; variable amount master demand notes; short-term bank obligations, including certificates of deposit, time deposits and bankers' acceptances, of domestic and foreign branches of U.S. commercial banks or savings and loan institutions and domestic branches of foreign banks, with assets of at least $10 billion as stated on their most recently published financial statements; U.S. dollar denominated securities issued or guaranteed by supranational entities, foreign governments, their political subdivisions, agencies or instrumentalities; and repurchase agreements involving such securities.

================================================================================
  THE GOVERNMENT FUND SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF
                                    CAPITAL.
================================================================================

The Government Fund expects to maintain a dollar-weighted average portfolio maturity of three to ten years. Within this range, Roulston will maintain a relatively even distribution of maturities among the funds holdings.

IN GENERAL

Each Fund will purchase only those securities that are traded in the United States or Canada on registered exchanges or the over-the-counter markets, including established dealer markets.

Each of the Funds may purchase securities on a when-issued or delayed-delivery basis, may invest in variable and floating rate instruments, may purchase securities of other investment companies, and may purchase and sell options on securities or market indices and may write covered-call options (for hedging purposes only). For more information regarding such investment techniques, please see "Risk Factors" and "DESCRIPTION OF PERMITTED INVESTMENTS" below.

For temporary defensive purposes, when Roulston determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash and Money Market Instruments. To the extent a Fund is so invested, that Fund may not achieve its investment objective or objectives.

RISK FACTORS
Each Fund's shares will fluctuate in value. An investment in any of the Funds may be more suitable for long-term investors who can bear the risk of short-term fluctuations in value.

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time and therefore the net asset value of a Fund investing in such securities to fluctuate. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

The market value of a Fund's fixed income investments will also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities are also subject to greater price fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

================================================================================
AN INVESTMENT IN ANY OF THE FUNDS MAY BE MORE SUITABLE FOR LONGER-TERM INVESTORS
           WHO CAN BEAR THE RISK OF SHORT-TERM FLUCTUATIONS IN VALUE.
================================================================================

Convertible debt securities which are rated B by Moody's Investor Services generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Investments in securities of foreign issuers by the Growth and Income Fund and the Government Fund may subject them to risks which differ in some respects from those associated with invest-ments in securities of U.S. issuers. Such risks include differences in accounting, auditing and financial reporting standards, trade balances and imbalances and related economic policies, fluctuations in currency exchange rates, the possibility of expropriation or confiscatory taxation, nationalization or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers.

Each of the Funds may purchase put and call options and may write covered call options for hedging purposes only and will limit its investment in options such that no more than 5% of such Fund's net assets will be invested in or subject to such options. Each Fund may also enter into repurchase agreements and may purchase securities on a when-issued or delayed delivery basis. Although the Funds will not use any such investment techniques for purposes of leveraging a Fund's portfolio or for speculative purposes, such investment techniques involve certain risks of which investors should be aware, including the risk that the other party to the transaction will default in its obligations.

Each of the Funds may also invest in variable or floating instruments. Such instruments involve the risk that the interest rate or index on which such instrument's interest rate is based will not closely follow or match current interest rates. For additional information regarding additional risks associated with these permitted investments of the Funds, please see "DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS" below and the Statement of Additional Information.

INVESTMENT LIMITATIONS OF THE FUNDS

The investment objective or objectives of each Fund described above and the investment limitations described below and in the Statement of Additional Information are fundamental policies of that Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a "majority of the outstanding shares" of that Fund as that term is defined below under "GENERAL INFORMATION -- Voting Rights."

================================================================================
                     TO REDUCE RISK, THE FUNDS HAVE ADOPTED
                  POLICIES LIMITING THEIR EXPOSURE TO ANY ONE
                           SECURITY OR ONE INDUSTRY.
================================================================================

NO FUND MAY:
1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the value of the total assets of the Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 10% of the value of its total assets and except as permitted by rule, regulation or order of the Securities and Exchange Commission. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

MANAGEMENT OF THE TRUST

Overall responsibility for the management of the Trust and the Funds is vested in the Board of Trustees of the Trust, who will manage the Trust in accordance with the laws of Ohio governing business trusts. Individual Trustees are elected by the shareholders of the Trust and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Trust and Ohio law. The Board of Trustees elects officers and contracts with and provides for the compensation of agents, consultants and other professionals to assist and advise it in the day-to-day operations of the Trust and the Funds. See "GENERAL INFORMATION -- The Trust and Its Shares" below for further information.

THE ADVISER
Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103, which serves as the investment adviser for each Fund, is a professional investment management firm and registered investment adviser that was founded in 1963. Roulston is controlled, directly and indirectly, by Thomas H. Roulston and members of his immediate family. As of December 31, 1995, Roulston had discretionary management authority with respect to approximately $520 million of assets. In addition to advising the Funds, Roulston provides advisory services to pension plans, corporations, 401(k) plans, profit sharing plans, individual investors, trust and estates.

Roulston serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement") with the Trust. Under the terms of the Advisory Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

Joseph A. Harrison, C.F.A., Executive Vice President and Director of Investments for Roulston since 1991, and D. Keith Lockyer, Vice President and Portfolio Manager for Roulston, manage the portfolio of the Government Fund.

Prior to 1991, Mr. Harrison was the Director of
Portfolio Management for Roulston. Mr. Harrison also manages the Growth and Income Fund.

Norman F. Klopp, C.F.A., Executive Vice President of Roulston, manages the portfolio of the Midwest Growth Fund.

For its services as investment adviser, Roulston receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million, and .125% of such assets of $100 million or more.

================================================================================
   THE FUNDS' INVESTMENT ADVISER, ROULSTON & COMPANY, INC., IS A PROFESSIONAL
                  INVESTMENT MANAGEMENT FIRM FOUNDED IN 1963.
================================================================================

The advisory fee with respect to the Midwest Growth Fund and the Growth and Income Fund is higher, in the opinion of the Securities and Exchange Commission (the "Commission"), than that paid by most investment companies, but Roulston believes the fee to be comparable to that paid by investment companies with similar objectives and policies. Roulston has voluntarily agreed, until October 1996, to waive such portion of its advisory fee from the Funds in order to limit total operating expenses to an annual rate of 1.38% of the Midwest Growth Fund's average daily net assets, 1.50% of the Growth and Income Fund's average daily net assets and .90% of the Government Fund's average daily net assets. Such voluntary fee waivers will cause the yield and total return of a Fund to be higher than they otherwise would be absent such waivers.

Mr. Scott D. Roulston, President of the Trust, is the president and a director of both Roulston and the Distributor. Ms. Michelle R. Fogarty is Treasurer of the Trust and Director of Finance, Controller and Treasurer of Roulston.

THE DISTRIBUTOR
The Distributor, whose business address is 4000 Chester Avenue, Cleveland, Ohio 44103, is a wholly owned subsidiary of Roulston and has entered into a distribution agreement with the Trust. Pursuant to the Distribution Agreement, the Distributor acts as agent for the Funds in the distribution of their shares on a continuous basis and, in such capacity, solicits orders for the sale of shares, advertises and pays the costs and expenses associated with such advertising. The Distributor receives no compensation from the Funds for its services under the Distribution Agreement, but receives compensation under the Trust's Distribution and Shareholder Service Plan as described below.

THE DISTRIBUTION PLAN
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution and Shareholder Service Plan (the "Plan"), under which each Fund is authorized to pay the Distributor, as the Funds' principal underwriter, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net asset value of such Fund. Such amount may be used by the

Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor and the Distributor's affiliates.

As authorized by the Plan, the Distributor has agreed to provide certain shareholder services in connection with shares of the Funds purchased and held by the Distributor for the accounts of its customers and shares of the Funds purchased and held by customers of the Distributor directly, including, but not limited to, answering shareholder questions concerning the Funds, providing information to shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Trust has agreed to pay the Distributor a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of shares held during the period in customer accounts for which the Distributor has provided services under this Agreement. Such fees paid by the Trust will be borne solely by the applicable Fund. Such fee may exceed the actual costs incurred by the Distributor in providing such services.

In addition, the Distributor may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services such as those described above.

THE ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
Fund/Plan Services, Inc., #2 West Elm Street, Conshohocken, Pennsylvania 19428 ("Fund/Plan"), provides each Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities, and serves as the transfer agent and dividend disbursing agent and provides certain fund accounting and custody administration services for each of the Funds. For its administrative services, Fund/Plan is entitled to receive a fee from each Fund calculated at an annual rate of 0.15% of the value of such Fund's first $50 million of total average net assets, 0.10% of the value of such Fund's next $50 million of total average net assets and 0.05% of the value of such Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $70,000. For its fund accounting services, Fund/Plan is entitled to receive an annual fee from each Fund equal to $24,000 for such Fund's first $20 million of average net assets, .04% on such Fund's next $30 million of average net assets, .03% on such Fund's next $50 million of average net assets and .01% on such Fund's average net assets in excess of $100 million.

CUSTODIAN
UMB Bank, N.A. (the "Custodian") acts as the custodian for each of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

HOW SHARES ARE VALUED

The net asset value per share of each Fund is determined by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund. Net asset value per share for each Fund is determined as of the Valuation Time on each Business Day.

The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

HOW TO PURCHASE SHARES

You may purchase shares of any Fund directly by mail or by wire on any Business Day. You will buy shares at the next net asset value computed after the Transfer Agent or a broker-dealer with whom the Distributor has a sales agreement receives your order in proper form as described below. An Account Application form may be obtained by calling 1-800-332-6459 (1-800-3-FAMILY). If a broker-dealer assists you in the purchase of shares of a Fund, they may charge a fee for this service in addition to a Fund's public offering price.

The minimum initial investment in any Fund is $250, and any subsequent purchase must be at least $50. No minimum applies to subsequent purchases effected by dividend reinvestment. The Distributor may waive minimums at its discretion.

================================================================================
 THE MINIMAL INITIAL INVESTMENT IS $250, AND ANY SUBSEQUENT PURCHASE MUST BE AT
                                   LEAST $50.
================================================================================

Your purchase order will be effective as of the Business Day received by the Transfer Agent or a broker-dealer with whom the Distributor has a sales agreement if the order in proper form and payment is received before the Valuation Time. Payment may be made by check or readily available funds (e.g., by Federal funds wire). Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Your account statement from the Trust will be your record of shares of the Funds owned by you. The Trust will not issue certificates representing shares of any Fund.

If a check received from you for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred, including a $20 returned check fee.

The Trust reserves the right to reject any purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

PURCHASES BY MAIL
You may open an account by mailing to the Distributor, 4000 Chester Avenue, Cleveland, Ohio 44103, an account application and a check or other negotiable bank draft (payable to the name of the appropriate Fund) for $250 or more. For your initial order to be in good form, your account application must be completed properly and mailed with your check or other negotiable instrument in the proper amount.

Upon review and approval of your application, the Distributor will then forward your order to the Transfer Agent. For subsequent investments, you may send by regular U.S. mail your check or other negotiable bank draft (payable to the name

================================================================================
                        YOU MAY OPEN AN ACCOUNT AND MAKE
                        SUBSEQUENT INVESTMENTS BY MAIL.
================================================================================

of the appropriate Fund), along with the subsequent investment stub from your account statement, to Fairport Funds, c/o Fund/Plan Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. If you wish to send your subsequent investments by other than regular U.S. mail (e.g., overnight or certified mail), please send such items directly to the Transfer Agent at #2 West Elm Street, Conshohocken, Pennsylvania 19428.

PURCHASES BY WIRE
Initial Purchases: Before making an initial investment by wire and for your order to be in proper form, you must first telephone the Distributor at 1-800-332-6459 (1-800-3-FAMILY) to give the name(s) under which the account is to be registered, tax identification number and the name of the bank sending the wire, and to be assigned an account number. You may then purchase Shares by requesting your bank to transmit immediately available funds by Federal funds wire to the Transfer Agent at: UMB Bank, N.A. ABA #10-10-00695/Attention:
Fund/Plan Services, Inc., A/C 98-7037-071-9/FBO [Fund Name], along with your name and account number as specified on your account registration. In addition, an Account Application should be completed with such information and promptly forwarded to the Transfer Agent at its address set forth above under "Purchases by Mail."

================================================================================
                  BEFORE MAKING AN INITIAL INVESTMENT BY WIRE,
                 CALL THE FUND'S DISTRIBUTOR AT 1-800-332-6459.
================================================================================

Subsequent Purchases: You may make additional investments at any time through the wire procedures described above, which must include your name and account number, after notifying the Distributor by telephone as noted above. Your bank may impose a fee for investments by wire.

SYSTEMATIC INVESTMENT PLAN
You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") transactions from your checking or savings account by completing the appropriate section of the Account Application form. In order to use

================================================================================
                       YOU MAY ARRANGE TO HAVE ADDITIONAL
                  INVESTMENTS AUTOMATICALLY DEDUCTED FROM YOUR
                          CHECKING OR SAVINGS ACCOUNT.
================================================================================

this Systematic Investment Plan, you must still have an initial purchase of $250 but minimum preauthorized subsequent investments may be as low as $50 per month. The automatic deductions may be made on the 10th, 15th or 20th of the month and may be made monthly, quarterly, semi-annually or annually.

TAX DEFERRED INVESTMENT
The Funds are eligible for investment by tax-deferred retirement programs such as 401(k) plans and IRAs. The minimum initial investment amount for an account established under such programs is $250, and subsequent purchases must be at least $50. All accounts established in a Fund under such programs must

================================================================================
                    THE FUNDS ARE ELIGIBLE FOR INVESTMENT BY
                     TAX-DEFERRED RETIREMENT PROGRAMS SUCH
                           AS 401(K) PLANS AND IRAS.
================================================================================

elect to have all dividends reinvested in the Fund. For more information about prototype 401(k) plans and IRAs, please call the Distributor at 1-800-332-6459 (1-800-3-FAMILY).

HOW TO REDEEM SHARES

You may redeem shares by mail by writing to the Transfer Agent at its address set forth above under "HOW TO PURCHASE SHARES -- Purchases by Mail." You may also redeem shares by telephone by calling the Distributor at 1-800-332-6459 (1-800-3-FAMILY) or by writing to the Distributor at 4000 Chester Avenue, Cleveland, Ohio 44103, which redemption request will then be forwarded by the Distributor to the Transfer Agent. Redemption orders received by the Transfer Agent prior to the Valuation Time on any Business Day will be effective that day, and the redemption price of your shares will be the net asset value per share of that Fund next determined after your redemption order, in proper order, is received by the Transfer Agent. If a broker-dealer assists you in the redemption of shares of a Fund, they may charge a fee for this service.

The Trust will make your redemption proceeds available as promptly as possible and, in any event, within seven days after your redemption order, in proper order, is received. For your redemption order to be in proper order, your order must include your name as it appears on your account, your account number and a signature guarantee as required as described below. However, your redemption proceeds may be delayed if you purchased the shares to be redeemed by check (including certified or cashier checks) until such check has cleared and the Trust has collected good funds for your purchase. Such collection may take 15 days or more. In addition, you may not close your account by telephone. The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, you generally will incur brokerage costs in converting such securities to cash.

================================================================================
                      YOU MAY REDEEM SHARES BY MAIL OR BY
                          TELEPHONE AT 1-800-332-6459.
================================================================================

You may receive your redemption payments in the form of a check, or by Federal Reserve wire transfer or ACH transfer to the bank account previously designated by you. Just notify the Transfer Agent in your redemption order of your preference. There is no charge for having a check for redemption proceeds mailed or for ACH transfers. The Trust's custodian will deduct a wire charge, currently $9, from the amount of a Federal Reserve wire redemption payment made at your request. You will not be able to redeem shares of any Fund by Federal Reserve wire on federal holidays restricting wire transfers. Payment by ACH transfer will not be posted to your bank account until at least the second Business Day following the transaction.

The Transfer Agent will require a signature guarantee for (1) any written redemption request of $25,000 or more; (2) a change in address or payee to where redemption proceeds may be mailed as shown on your account application; or (3) a change in the bank account to which redemption payments are made by either Federal Reserve wire transfer or ACH transfer. You may have your signature guaranteed by any bank, broker, dealer, credit union, savings and loan association or other eligible institution as may be designated by the Transfer Agent from time to time. Notarization of your signature does not constitute a signature guarantee.

Neither the Trust, the Funds nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations and requesting a shareholder to state correctly his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution bank account number and the name in which his or her bank account is registered.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed by the Trust during certain periods as set forth more fully in the Statement of Additional Information. In addition, if the balance of your account in a Fund falls below $250 because of redemptions by you, the Trust reserves the right to redeem at net asset value your shares. However, before the Trust exercises this right, you will be given notice that your account has fallen below this required minimum amount. You will then be given 60 days to make an additional investment to meet this required minimum.

SYSTEMATIC WITHDRAWAL PLAN
Each Fund offers a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $10,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $100 or more made on a monthly, quarterly, semi-annual or annual basis.

================================================================================
   YOU CAN ARRANGE TO RECEIVE REGULAR DISTRIBUTIONS FROM YOUR ACCOUNT, UNDER
                              CERTAIN CONDITIONS.
================================================================================

Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent or via ACH to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling the Distributor at 1-800-332-6459 (1-800-3-FAMILY). You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

Please note that if your redemptions from a Fund exceed your income dividends from that Fund, your invested principal in the account will decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.

EXCHANGES

You may exchange your shares of any Fund for shares of either of the other Funds at net asset value without the payment of any fee or charge. You may also exchange your shares of any Fund for shares of Kemper Cash Account Trust ("Kemper CAT") at net asset value without the payment of any fee or charge. An exchange is considered, however, a sale of shares and may

================================================================================
YOU MAY EXCHANGE YOUR SHARES OF ANY FUND FOR SHARES OF EITHER OF THE OTHER FUNDS
          AT NET ASSET VALUE WITHOUT THE PAYMENT OF ANY FEE OR CHARGE.
================================================================================

result in capital gain or loss for federal income tax purposes. Before an exchange can be made, you must have received the current prospectus for the Fund or Kemper CAT into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Fund or Kemper CAT, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or the Distributor receives such instructions in writing or by telephone in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described above under "HOW TO REDEEM SHARES."

The liability of the Trust, the Funds or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described above under "HOW TO REDEEM SHARES." The Trust reserves the right to modify or terminate this exchange offer at any time or from time to time on 60 days' notice.

PERFORMANCE OF THE FUNDS

From time to time, each Fund may advertise its yield and total return. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. No representation can be made regarding future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The "total return" or "average annual total return" of a Fund reflects the change in the value of an investment in a Fund over a stated period of time. Total returns and average annual returns measure both the net investment income from and any realized or unrealized appreciation or depreciation of a Fund's holdings for a stated period and assume that the entire investment is redeemed at the end of each period and the reinvestment of all dividends and capital gain distributions.

================================================================================
                   FURTHER INFORMATION ABOUT THE PERFORMANCE
                          OF THE FUNDS MAY BE OBTAINED
                    BY CALLING THE TRUST AT 1-800-332-6459.
================================================================================

A Fund may periodically compare its performance with that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, of broad groups of comparable mutual funds or of unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, or Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may use the long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals, such as SMART MONEY(R), as they relate to Trust management, investment philosophy, and investment techniques.

A Fund may also quote from time to time various measures of volatility and benchmark correlations in advertising and may compare these measures with those of other mutual funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Further information about the performance of the Funds is contained in the Funds' Annual Report to Shareholders which may be obtained without charge by calling the Trust at 1-800-332-6459 (1-800-3-FAMILY).

HOW THE FUNDS ARE TAXED

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interests of that Fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of that Fund's investment company taxable income (before deduction of dividends paid).

A nondeductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a noncalendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, that Fund would be subject to a nondeductible 4% excise tax on the deficiency.

DIVIDENDS AND SHAREHOLDER TAXES

DIVIDENDS AND DISTRIBUTIONS
Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Shareholders of record on the next-to-last Business Day of each month in which a dividend is declared will be entitled to receive the dividend distribution which is generally paid on or about the 1st Business Day of the following month. If any capital gain is realized by a Fund, substantially all of it will be distributed at least annually.

================================================================================
YOU WILL AUTOMATICALLY RECEIVE ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN
       ADDITIONAL SHARES UNLESS YOU ELECT TO TAKE SUCH PAYMENTS IN CASH.
================================================================================

You will automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless you elected to take such payment in cash. You may change your election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. You have the option to receive payments for cash distributions in the form of a check or by Federal Reserve Wire transfer or ACH.

GENERAL TAX INFORMATION
It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to you for federal income tax purposes, even if paid to you in additional shares of the Fund and not in cash. The dividends received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends deduction, if any, received by the Fund bear to its gross income. And, of course, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

Since all of the Government Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution from such Fund will be eligible for the dividends received deduction for corporations.

Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to you as long-term capital gain in the year in which it is received, regardless of how long you have held the shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a share is reduced below your cost of that share by the distribution of income or gain realized on the sale of securities, the distribution, from a practical stand point, is a return of invested principal, although taxable as described above.

Prior to purchasing shares, you should carefully consider the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid.

Any such dividends or capital gains distributions paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value of the shares purchased by you by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

================================================================================
 PRIOR TO PURCHASING SHARES, CONSIDER THE IMPACT OF DIVIDENDS OR CAPITAL GAINS
      DISTRIBUTIONS EXPECTED TO BE DECLARED OR DECLARED BUT NOT YET PAID.
================================================================================

Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "TAXES." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Funds and their shareholders. Accordingly, you are urged to consult your tax adviser concerning the application of federal, state and local taxes as such laws and regulations affect your own tax situation.

You will be advised at least annually as to the federal income tax consequences of distributions made to you during the year.

GENERAL INFORMATION

THE TRUST AND ITS SHARES
The Trust is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. The Trust currently consists of the three Funds, each of which is diversified and each having its own class of shares. Each share represents an equal proportional interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. When issued, the shares are fully paid, nonassessable and freely transferable.

VOTING RIGHTS
You, as a shareholder, are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate with other shareholders of the Trust and not by Fund except as otherwise expressly required by law. For example, shareholders of the Midwest Growth Fund will vote in the aggregate with other shareholders of the Trust with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of a Fund will vote as a portfolio, and not in the aggregate with other shareholders of the Trust, for purposes of approval of amendments to that Fund's investment advisory agreement or any of that Fund's fundamental policies.

The Trust does not expect to have an annual or special meeting of shareholders except, under certain circumstances, when the Declaration of Trust, the 1940 Act or other authority requires such a meeting, such as the election or removal of Trustees or certain amendments to the Declaration of Trust or the investment advisory agreement.

The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the Trust and that the Trust will assist in communications with other shareholders as required by
Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of that Fund.

REPORTING
The Trust issues unaudited financial information semi-annually and audited financial statements annually for each Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES
Shareholder inquiries should be directed to the Trust, 4000 Chester Avenue, Cleveland, Ohio 44103 or by calling 1-800-332-6459 (1-800-3-FAMILY).

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS
Baker & Hostetler serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS
AND RELATED RISK FACTORS

The following is a description of permitted investments for the Funds:

AMERICAN DEPOSITORY RECEIPTS ("ADRS") -- ADRs are typically issued by a U.S. financial institution and evidence ownership of underlying securities issued by a foreign issuer. Sponsored ADRs are a joint arrangement between the foreign issuer and the depositary. The Growth and Income Fund is permitted to invest in sponsored ADRs.

COMMERCIAL PAPER -- Unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months. All Funds are permitted to invest in commercial paper.

CONVERTIBLE SECURITIES -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The Midwest

Growth and the Growth and Income Funds are permitted to invest in convertible securities. As described above, such Funds will invest in convertible securities based primarily upon Roulston's evaluation of the underlying common stocks. Roulston may invest up to 10% of such a Fund's net assets in convertible debt securities which are not investment grade but are rated not lower than B by an NRSRO. Such noninvestment grade securities are considered to be high risk securities.

================================================================================
 THE FUNDS MAY INVEST IN A NUMBER OF DIFFERENT TYPES OF SECURITIES, OPTIONS AND
                               OTHER INVESTMENTS.
================================================================================

OPTIONS -- Each Fund may invest in put and call options for various securities and securities indices that are traded on national securities exchanges, from time to time as Roulston deems to be appropriate. Each of the Funds may also engage in writing call options from time to time as Roulston deems appropriate. A Fund will write only covered call options (options on securities owned by that Fund). A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Midwest Growth and Growth and Income Funds may invest in options on stocks and stock indices, while the Government Fund may invest in options on fixed income securities and fixed income indices. OPTIONS WILL BE USED ONLY FOR HEDGING PURPOSES AND WILL NOT BE ENGAGED IN FOR SPECULATIVE PURPOSES. Currently, no Fund anticipates entering into options transactions to the extent that the aggregate value of portfolio securities subject to options or invested in options positions will exceed 5% of a Fund's net assets as of the time the Fund purchases or enters into such options.

For further information regarding a Fund's investment in options, see the Statement of Additional Information.

REPURCHASE AGREEMENTS -- Agreements by which a Fund obtains securities from an established financial institution and simultaneously commits to return the securities to the seller at an agreed upon price and date. The agreed upon price of the securities reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying securities. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Such collateral must be maintained at all times at a value at least equal to 102% of the purchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its rights with respect to the underlying securities or if the Fund realizes a loss on the sale of the underlying securities. Roulston will enter into repurchase agreements on behalf of a Fund only with financial institutions, including banks and broker-dealers, deemed to be creditworthy and present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the

Trustees. Repurchase agreements are considered loans by a Fund under the 1940 Act. All Funds are permitted to invest in repurchase agreements.

U.S. GOVERNMENT SECURITIES -- U.S. Government direct obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable only through the Federal book entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPs"). All Funds are permitted to invest in U.S. Government direct obligations, including STRIPs. The Funds intend to invest in STRIPs that are only traded through the U.S. Government-sponsored program.

STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are nonzero coupon securities with similar maturity and credit qualities.

U.S. Government agency securities are issued by certain federal agencies that have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States, guaranteed by the Treasury or supported by the issuing agency's right to borrow from the Treasury or supported only by the credit of the instrumentality. All Funds are permitted to invest in U.S. Government agency securities.

VARIABLE AMOUNT MASTER DEMAND NOTES -- Variable amount master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by NRSROs, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Roulston will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. In the event that the period of time remaining until the principal amount can be recovered under a variable master demand note exceeds seven days, a Fund will treat such note as illiquid for purposes of its limitations on investments in illiquid securities.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. The Funds intend to invest in variable and floating rate instruments whose market value upon reset of the interest rate will approximate par value because their interest rates will be tied to short-term rates. However, there is a risk that the current interest rate on such obligations may not accurately reflect existing market rates, and therefore that upon such interest rate reset, the instrument may decline in value. All Funds are permitted to invest in variable and floating rate instruments. A demand instrument with a demand notice exceeding seven days will be considered illiquid if there is no secondary market for such securities.

WARRANTS -- These instruments give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Midwest Growth Fund and Growth and Income Fund are permitted to invest in warrants.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS -- These transactions involve the purchase of securities subject to settlement and delivery beyond the normal settlement date. The price and yield on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are therefore subject to market fluctuation due to changes in market interest rates, and, although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging a Fund's assets. Segregated accounts will be established with the Custodian, and a Fund will maintain in such account, high quality liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities.

The purchase of securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the seller fails to complete the transaction and the Fund, as a result, misses a price or yield considered to be advantageous. Although each Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security prior to settlement if Roulston deems it appropriate to do so. No Fund's commitments to purchase when-issued or delayed delivery securities will exceed 25% of the value of its total assets. All Funds may purchase securities on a when-issued or delayed-delivery basis for investment purposes only and not for leveraging purposes.

INVESTMENT COMPANY SECURITIES -- Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. Each Fund intends to invest in the securities of other investment companies to the extent that Roulston believes that such investment will assist that Fund in meeting its investment objectives and in money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies will result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Funds' investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Trust's Statement of Additional Information.

                             ---------------------
                         PAGE INTENTIONALLY LEFT BLANK

[logo] FAIRPORT
       FUNDS
       CHARTING A COURSE YOU CAN TRUST


                                                                                            1-800-332-6459
                                                                                          (1-800-3-FAMILY)
==========================================================================================================
                                        ACCOUNT APPLICATION FORM
==========================================================================================================
A.                        Indicate Amount of Investment (The minimum initial investment is $250)
--                 /  /   FAIRPORT GROWTH AND INCOME FUND (#133580)       __________ %  and  $____________
INITIAL            /  /   FAIRPORT GOVERNMENT SECURITIES FUND (#133581)   __________ %  and  $____________
INVESTMENT         /  /   FAIRPORT MIDWEST GROWTH FUND (#133582)          __________ %  and  $____________
& FUND             /  /   CASH ACCOUNT TRUST MONEY MARKET PORTFOLIO       __________ %  and  $____________
SELECTION                 (#133583)
                          A prospectus must be obtained from Roulston Research
                          Corp. before you can purchase this fund.
                           /  /  Check here if you have already received a prospectus.
                                                                      TOTAL     100 %        $____________
                   /  /       BY CHECK:  Please make payable to appropriate Fund Name
                   /  /       BY WIRE:       An initial purchase of $_________ was wired on __________ by
                                                                                               Date
                              ________________________ to account #______________________________________
                              Name of your Bank or Broker          Number assigned by F/P S
                   ========================================================================================
                              FAIRPORT FUNDS PREFERS TO SEND ONE CONSOLIDATED STATEMENT PER HOUSEHOLD.
                              PLEASE LIST YOUR ACCOUNT NUMBERS TO BE PRINTED ON THE CONSOLIDATED STATEMENT:
                                       A/C # ________________  A/C # _______________ A/C # ________________
                                       A/C # ________________  A/C # _______________ A/C # ________________
-----------------------------------------------------------------------------------------------------------
B.                        INDIVIDUAL
--                        ----------
                          ------------------------------------------------------    -----------------------
                          First Name         Middle Initial         Last Name        Social Security Number
                          ------------------------------------------------------    -----------------------
REGISTRATION              Jt. Owner First Name*   Middle Initial      Last Name      Social Security Number
                          *(Joint ownership with rights of survivorship unless otherwise noted)
                   ========================================================================================
(PLEASE PRINT)            GIFT TO MINORS
                          --------------
                          ---------------------------------------------------------------------------------
                          Name of Custodian (name one only)                As Custodian for (name one only)
                          Under the _____________________________ (VGMA/UTMA)      ________________________
                                             State                                 Minors Social Security #
                   ========================================================================================
                          CORPORATION, PARTNERSHIP, OR TRUST
                          ----------------------------------
                          ---------------------------------------------------------------------------------
                          Name of Corporation, Partnership or Trust
                                -
                          -------------------------    ----------------------------------------------------
                          Tax I.D. #                   Name of Trustee(s)                     Date of Trust
-----------------------------------------------------------------------------------------------------------
C.
--                        ---------------------------------------------------------------------------------
MAILING                   Street Address & Apt #. or P.O. Box
ADDRESS &                 ---------------------------------------------------------------------------------
TELEPHONE                 City                                             State              Zip Code + 4
NUMBER(S)                 (           )                                    (           )
                          ---------------------------------------------    --------------------------------
                          Home Phone Number                                Business Phone Number
-----------------------------------------------------------------------------------------------------------
D.                      Check one box only for each; if none are checked all dividend income and capital
--                      gains, if any, will be reinvested. If money is to be reinvested in a different
DISTRIBUTION            Fairport Fund, please indicate in space provided.
OPTIONS
                        Income Dividends /  / Cash  /  / Reinvest  /  / Cash Account Trust       ________________
                                         /  / Other Fairport Fund       Money Market Portfolio   name / account #
                        Capital Gains    /  / Cash  /  / Reinvest  /  / Cash Account Trust       ________________
                        Distributions    /  / Other Fairport Fund       Money Market Portfolio   name / account #
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
E.                        / /  Check box if you want this service.
--                                To establish a Systematic Withdrawal Plan (SWP), an
                                  account must have a current market value of $10,000 or
                                  more. Additionally, an account must elect to have
SYSTEMATIC                        dividends automatically reinvested.
WITHDRAWAL                        / /    Check box if you want withdrawal sent to address of
PLAN                                     record.
                                  / /    Check box if you want withdrawal sent VIA ACH as
                                         instructions indicate in section G.
                            Amount and Frequency of Payments:
                            ---------------------------------
                            Beginning in         , 19    , Please make payments in the amount of $
                                        ---------     ---                                         ---------
                                           Month                                            Amount $100 minimum
                            Payments will be processed on the 25th day of the month frequency indicated below:
                            / / Monthly        / /  Quarterly        / /  Semi-annually       / /  Annually
---------------------------------------------------------------------------------------------------------------------------------
F.                     / /  Check box if you want this service.
--                          I (We) authorize Fund/Plan Services and/or Fairport Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Fairport Funds. I (we)
                            understand an exchange is made by redeeming shares of one
TELEPHONE                   portfolio and using the proceeds to buy shares of another
PRIVILEGE                   portfolio. Exchanges must be made into identically registered
REDEMPTIONS;                accounts. Redemption proceeds will be sent as indicated in
EXCHANGES BETWEEN           Section G.
PORTFOLIOS                * If not otherwise indicated below, only exchanges will be allowed.
                                   / /  Redemptions       / /   Exchanges        / /  Both

---------------------------------------------------------------------------------------------------------------------------------
G.                                                   / /    All redemption proceeds will be executed BY
--                    Check one only, if none are           AN ACH TRANSACTION unless Fund/Plan Services
REDEMPTION            checked all redemptions will          is notified otherwise in writing. There is no
& ACH                 be sent by check.                     charge for ACH transactions. Allow 3 business days.
INFORMATION                                          / /    All redemption proceeds will be executed BY A
                                                            FED WIRE TRANSACTION unless Fund/Plan
                                                            Services is notified otherwise in writing.
                                                            There is a $9 charge for FED Wire transactions.
VOIDED PERSONAL                                      / /    All redemption proceeds will be sent BY CHECK
CHECK OR DEPOSIT                                            TO THE MAILING ADDRESS STATED IN SECTION C
SLIP MUST BE                                                ABOVE unless Fund/Plan Services is notified
ATTACHED                                                    otherwise in writing.

                      All FED Wire and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to Fund/Plan Services, Inc., P.O. Box 874, Conshohocken, PA 19428.
                      Please allow one month for ACH instructions to be effective.

                      (Notify your bank of your intent to establish this option on your bank account.)
                      --------------------------------------------------------------------------------------------------
                       Bank Name                                Branch Office (if applicable)

                      --------------------------------------------------------------------------------------------------
                        Bank Address (Do not use P.O. Box)      City            State           Zip Code

                      --------------------------------------------------------------------------------------------------
                        Bank Wire Routing Number                Name(s) on Your Bank Account    Your Bank Account Number

---------------------------------------------------------------------------------------------------------------------------------
H.
--    SIGNATURE           TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE PENALTIES OF PERJURY,
          &            I (WE) CERTIFY THE FOLLOWING:
    CERTIFICATION      1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY (OUR)
                          CORRECT TAX IDENTIFICATION NUMBER.
                       2. I (WE) AM NOT (ARE NOT) SUBJECT TO BACKUP WITHHOLDING AS A
AND BACK-UP               RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR
WITHHOLDING               THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME (US) THAT I (WE)
CERTIFICATION             AM (ARE) NO LONGER SUBJECT TO BACKUP WITHHOLDING.

                          CITIZEN OF: / /  UNITED STATES       / /   OTHER (PLEASE INDICATE)
                                                                                            ---------------
                             "THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT
                          TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
                          CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING".

                          ------------------------------------------------------------------   --------------------
                             SIGNATURE           OWNER           CUSTODIAN           TRUSTEE              DATE

                          -----------------------------------------------------------------    ---------------------
                             SIGNATURE JOINT OWNER (IF APPLICABLE)                                        DATE

                             / /    CHECK BOX IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT
                                    TO BACKUP WITHHOLDING.
---------------------------------------------------------------------------------------------------------------------------------
FOR INVESTMENT DEALER ONLY
--------------------------
                                                                                  /
            -------------------------------------------------------------------------------------    ---------------------------
                                          Firm Name                               / Dealer #               Branch/Branch #

            ---------------------------------------------------------------------------------------------------
                                               Branch Address

            ------------------------------------------------------------     ---------------       -----------------------
                                        City                                     State                    Zip Code

                            --------------------            ---------------------------------------
                                   Rep #                                Rep's Last Name
=================================================================================================================================
MAIL COMPLETED APPLICATION TO: ROULSTON RESEARCH CORP., 4000 CHESTER AVENUE, CLEVELAND, OH 44103
=================================================================================================================================


[LOGO} FAIRPORT
       FUNDS                                           1-800-332-6459
       CHARTING A COURSE YOU CAN TRUST                 (1-800-3-FAMILY)
================================================================================
                     AUTOMATIC INVESTMENT PLAN APPLICATION
================================================================================
 RETURN TO:

Fund/Plan Services, Inc.                 Roulston Research Corp.
P.O. Box 874                    OR       4000 Chester Ave.
Conshohocken, PA 19428                   Cleveland OH 44103
================================================================================
                                 INSTRUCTIONS:
================================================================================

================================================================================
 HOW DOES IT WORK?
================================================================================
   1. Fund/Plan Services, Inc., through our bank, UMB Bank, N.A., draws an automatic clearing house (ACH) debit against your personal checking/savings account each month.
   2. Choose any amount (over the minimum $50 subsequent payment amount)
      that you would like to invest regularly and your debit will be processed by Fund/Plan Services, Inc.
   3. Shares will be purchased and a confirmation sent to you.
================================================================================
 HOW DO I SET IT UP?
================================================================================
    MUST MEET MINIMUM INVESTMENT REQUIREMENT OF $250.
    --------------------------------------------------
   1. Complete the form (and a fund application if you are establishing a new account).
   2. If you are using a Credit Union, please have your financial institution complete the form.
   3. This option is not available on Cash Account Trust Money Market Portfolio.
   4. Attach a VOIDED check to the Automatic Investment Plan application.
   5. Mail form to Fund/Plan Services, Inc. or Roulston Research Corp. at the address above.
   6. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have Automatic Clearing House (ACH) debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. We cannot guarantee acceptance by your bank.
   7. Please allow one month for processing before the first debit occurs.
   8. Returned items will result in a $20.00 fee being deducted from your account.
================================================================================
                              ACCOUNT INFORMATION
================================================================================
 REGISTRATION:
================================================================================
 Check One:   / /   I am in the process of establishing a new account.
              / /   My account number is #
                                          -----------------------------
 Deposit my automatic investments in (check one):
  / /  Fairport Government                        / /  Fairport Growth and
       Securities Fund (#133581)                       Income Fund (#133580)
  / /  Fairport Midwest Growth Fund (#133582)

 Shareholder Name:
--------------------------------------------------------------------------------

 Joint Owner:
--------------------------------------------------------------------------------

 Street Address:
--------------------------------------------------------------------------------

 City:                        State:                        ZIP Code:
--------------------------------------------------------------------------------
 Phone Number: [daytime] (         )            [evening] (         )

================================================================================

===============================================================================
                                 AUTHORIZATION
===============================================================================
 I authorize the fund to establish an Automatic Investment Plan for me and invest $ ________________________ on the [ ] 10th, [ ] 15th, [ ] 20th of each
             [$100.00 MINIMUM]
 month in the fund.
 I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such a debit is not honored upon presentation, Fund/Plan Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, Fund/Plan Services, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by Fund/Plan Services, Inc. upon 30 days written notice or at any time by the investor by written notice to Fund/Plan Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.

 SIGNATURE OF ACCOUNT OWNER                             DATE:
--------------------------------------------------------------------------------

 SIGNATURE OF JOINT ACCOUNT OWNER                       DATE:
--------------------------------------------------------------------------------

===============================================================================
                       BANK INFORMATION AND AUTHORIZATION
===============================================================================
 BANK ACCOUNT OWNER
--------------------------------------------------------------------------------
 BANK ACCOUNT JOINT OWNER
--------------------------------------------------------------------------------
 BANK NAME
--------------------------------------------------------------------------------
 BANK BRANCH STREET ADDRESS
--------------------------------------------------------------------------------
 CITY                         STATE                          ZIP CODE
--------------------------------------------------------------------------------
 ABA NUMBER (9 DIGITS)                      ACCOUNT NUMBER
--------------------------------------------------------------------------------
 CHECK ONE:  Checking [ ]  Savings [ ]
   As a convenience to me, please honor ACH debits on my account drawn by Fund/Plan Services, Inc., UMB Bank, N.A. and payable to the FUND.

   I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive notice to the contrary. I agree that you shall be fully protected in honoring any such debit.

   I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

 SIGNATURE OF BANK ACCOUNT OWNER                        DATE:
--------------------------------------------------------------------------------

 SIGNATURE OF JOINT ACCOUNT OWNER                       DATE:
--------------------------------------------------------------------------------

===============================================================================
                           INDEMNIFICATION AGREEMENT
===============================================================================
  TO: THE BANK NAMED ABOVE:

  So that you may comply with your Depositor's request and authorization, Fund agrees as follows:

  1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment of a debit drawn by Fund/Plan Services, Inc. to the order of the fund, designated on the account of your depositor's executing the authorization including any costs or expenses reasonably incurred in connection with such loss. Fund will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

  2. To refund to you any amount erroneously paid by you to Fund/Plan Services, Inc. on any such debit if claim for the amount of such debit on which erroneous payment was made.

===============================================================================

STATEMENT OF ADDITIONAL INFORMATION

                          FAIRPORT MIDWEST GROWTH FUND
                (formerly known as Roulston Midwest Growth Fund)

                    FAIRPORT GROWTH AND INCOME FUND (formerly known as Roulston Growth and Income Fund)

                       FAIRPORT GOVERNMENT SECURITIES FUND
             (formerly known as Roulston Government Securities Fund)

                                 Three Funds of
                                 FAIRPORT FUNDS

                               Investment Adviser:
                            ROULSTON & COMPANY, INC.

         This Statement of Additional Information is not a prospectus and relates to the FAIRPORT MIDWEST GROWTH FUND (the "MIDWEST GROWTH FUND"), FAIRPORT GROWTH AND INCOME FUND (the "GROWTH AND INCOME FUND"), and FAIRPORT GOVERNMENT SECURITIES FUND (the "GOVERNMENT FUND"). The MIDWEST GROWTH FUND, GROWTH AND INCOME FUND, and GOVERNMENT FUND are sometimes referred to individually as a "Fund" and collectively as the "Funds".

         The name changes for the Trust and its Funds as noted above were approved by unanimous vote of the Board of Trustees, in accordance with the Trust's By-Laws, on February 22, 1996 and will become effective as of the date hereof.

         This Statement of Additional Information is intended to provide additional information regarding the activities and operations of FAIRPORT FUNDS (the "Trust") and should be read in conjunction with the Funds' Prospectus dated February 28, 1996. The Prospectus may be obtained through the Trust's Distributor, Roulston Research Corp., 4000 Chester Avenue, Cleveland, Ohio 44103 (the "Distributor").

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  MARCH 1, 1996


                                TABLE OF CONTENTS

THE TRUST.................................................................   B-2

ADDITIONAL INFORMATION ON
   PERMITTED INVESTMENTS AND RELATED RISK FACTORS.........................   B-2

ADDITIONAL INVESTMENT LIMITATIONS.........................................   B-9

MANAGEMENT OF THE TRUST...................................................  B-12

PRINCIPAL HOLDERS OF SECURITIES...........................................  B-22

INVESTMENT ADVISORY AND OTHER SERVICES....................................  B-12

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..........................  B-22

NET ASSET VALUE...........................................................  B-23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................  B-23

TAXES.....................................................................  B-23

PERFORMANCE INFORMATION...................................................  B-23

OTHER INFORMATION.........................................................  B-26

                                  APPENDIX "A"

                       DESCRIPTIONS OF SECURITIES RATINGS

                                  APPENDIX "B"

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 1995

                                    THE TRUST

         FAIRPORT FUNDS (formerly THE ROULSTON FAMILY OF FUNDS) (the "Trust") is a diversified, open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994.

         On April 28, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with The Advisors' Inner Circle Fund, a Massachusetts business trust ("Advisors"), FAIRPORT MIDWEST GROWTH FUND (formerly Roulston Midwest Growth Fund), FAIRPORT GROWTH AND INCOME FUND, (formerly Roulston Growth and Income Fund) and FAIRPORT GOVERNMENT SECURITIES FUND (formerly Roulston Government Securities Fund) of the Trust acquired all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund, and the Roulston Government Securities Fund of Advisors (collectively, the "Acquired Funds"), respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The performance and financial information included in this Statement of Additional Information relates to both the operations of the Acquired Funds prior to the Reorganization and to the Funds of the Trust since the Reorganization.

         The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that Fund. See "ADDITIONAL INFORMATION--Description of Shares" below. This Statement of Additional Information relates to the Trust's FAIRPORT MIDWEST GROWTH FUND (the "MIDWEST GROWTH FUND"), FAIRPORT GROWTH AND INCOME FUND (the "GROWTH AND INCOME FUND"), and FAIRPORT GOVERNMENT SECURITIES FUND (the "GOVERNMENT FUND"). The MIDWEST GROWTH FUND, GROWTH AND INCOME FUND, and GOVERNMENT FUND are sometimes referred to individually as a "Fund" and collectively as the "Funds".

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                 ADDITIONAL INFORMATION ON PERMITTED INVESTMENTS
                            AND RELATED RISK FACTORS

BANKERS' ACCEPTANCES

         Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Banker's acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Maturities are generally six months or less. All Funds are permitted to invest in bankers' acceptances.

CERTIFICATES OF DEPOSIT

         A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal. All Funds are permitted to invest in certificates of deposit.

TIME DEPOSITS

         A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities; a Fund will not invest more than 15% of its net assets in illiquid securities, including such time deposits. All Funds are permitted to invest in time deposits.

U.S. GOVERNMENT SECURITIES

         The GOVERNMENT FUND may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Such agencies and instrumentalities include the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Student Loan Marketing Association ("SLMA"). Obligations of agencies such as GNMA are backed by the full faith and credit of the U.S. Government. Others, such as the obligations of FNMA, are not backed by the full faith and credit of the U.S. Government but are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks, are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial assistance to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Some of these securities are considered to be "mortgage-related securities" because they represent ownership in a pool of federally insured mortgage loans with maturities of up to 30 years. However, due to scheduled and unscheduled principal payments, such securities have a shorter average maturity and, therefore, less principal volatility than a bond with a comparable maturity. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular pool of mortgages. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Such mortgage-related securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although mortgage-related securities may offer yields higher than those available from other types of U.S. Government securities, such securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a mortgage-related security likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-related security originally purchased at a premium to decline in price to its par value, which may result in a loss. The market value and interest yield of these securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

         Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPs"), which are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. Roulston will purchase only those STRIPs that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPs, Roulston will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights.

VARIABLE AMOUNT MASTER DEMAND NOTES

         Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by a Fund, the same criteria as set forth above for commercial paper for such Fund. Roulston will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE AND FLOATING RATE NOTES

         Each Fund may acquire variable and floating rate notes, subject to such Fund's investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Roulston to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that Fund's investment policies. In making such determinations, Roulston will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include governmental agencies, and financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that a Fund is not entitled to receive the principal amount of a note within seven days and there is no established market for such note, such a note will be treated as an illiquid security for purposes of calculation of the 15% limitation on such Fund's investment in illiquid securities.

REPURCHASE AGREEMENTS

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which Roulston deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FOREIGN INVESTMENT

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies.

         In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Fund will acquire such securities only when Roulston believes the risks associated with such investments are minimal.

OPTIONS TRADING

         Each of the Funds may purchase put and call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the

Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         In addition, when a Fund writes a covered call option and such option is exercised, that Fund will forego the appreciation, if any, on the underlying security in excess of the exercise price. In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which that Fund previously wrote on any particular securities. When a portfolio security subject to a call option is sold, the Fund which wrote the call will effect a closing purchase transaction to close out any existing call option on that security. There is no assurance of liquidity in the secondary market for purposes of closing out options positions. If that Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or such Fund delivers the underlying security upon exercise.

         Although a Fund will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         The Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

         As discussed in the Prospectus, each Fund may purchase securities on a "when-issued" or "delayed- delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, such Fund's Custodian will set aside in a separate account cash or high quality liquid debt securities equal to the amount of the commitment. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or high quality liquid debt securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of Roulston to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its assets.

         When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. A Fund will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

INVESTMENT COMPANY SHARES

         Each Fund may invest in securities of other investment companies, including shares of money market mutual funds. Since such funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the acquired investment company; more than 5% of the Fund's total assets are invested in securities issued by any one investment company; or more than 10% of the total assets of the Fund in the aggregate are invested in securities of investment companies as a group.

                        ADDITIONAL INVESTMENT LIMITATIONS

         Each Fund's investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund's outstanding shares.

FUNDAMENTAL RESTRICTIONS

         The following investment restrictions may be changed with respect to a Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined below under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares"). In addition to the investment restrictions set forth in the Prospectus, each Fund may not:

1. Make loans, except that the Fund may purchase or hold debt instruments and make time deposits with financial institutions in accordance with its investment objectives and policies, and the Fund may enter into repurchase agreements and engage in securities lending, as described in the Prospectus and this Statement of Additional Information;

2. Purchase or sell real estate (although investment in marketable securities of issuers which can invest in real estate or engage in such activities, securities backed or secured by interests in real estate, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein are not prohibited by this restriction);

3. Purchase securities on margin, except that a Fund may obtain short-term credit as necessary for the clearance of securities transactions and except as may be necessary to make margin payments in connection with derivative securities transactions;

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a portfolio security; and

5. Purchase or sell commodities or commodities contracts (including future contracts), except to the extent disclosed in the current Prospectus of the Fund.

NON-FUNDAMENTAL RESTRICTIONS

         The following additional investment restrictions of the Funds are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. A Fund may not:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of that Fund's net assets would be invested in securities that are illiquid;

2.       Engage in any short sales;

3. Invest more than 10% of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation;

4. Purchase or retain securities of an issuer if an officer, trustee, partner or director of the Trust or of any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities;

5. Pledge, mortgage or hypothecate assets in excess of one third of the Fund's total assets;

6. Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act and the rules and regulations thereunder or pursuant to any exemptions therefrom;

7. Invest in interests in oil, gas or other mineral exploration or development programs or in oil, gas or mineral leases; and

8. Invest more than 5% of its net assets in warrants valued at the lower of cost or market, provided, that included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

         None of the Funds currently intends to enter into reverse repurchase agreements during the current fiscal year.

CALIFORNIA LIMITATIONS

         The Trust, on behalf of each Fund, has also represented to the California Department of Corporations that (1) in order to comply with applicable regulations, each Fund will acquire or retain securities of other open-end management investment companies if such investments are made in open-end management investment companies sold with no sales commission and such Fund's Investment Adviser waives its management fee with respect to such investments, and (2) it will hold a special meeting of shareholders if such meeting is called by holders of not less than 10% of the shares of the Trust entitled to vote at such meeting. The Trust intends to comply with these undertakings for so long as the Funds have their shares registered for sale in the State of California or such representation is required by the California Department of Corporations.

OHIO LIMITATIONS

         The Trust, on behalf of each Fund, has represented to the Ohio Division of Securities that each Fund will (1) not invest any of its assets in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition; and (2) limit its investments to 15% of its total assets in securities of any issuer (a) which, together with any predecessors, have a record of less than three years continuous operation or (b) which are restricted as to disposition, including securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). The Trust intends to comply with these representations with respect to each Fund for so long as the Shares of such Fund are registered for sale in the State of Ohio.

NEW MEXICO LIMITATIONS

         The Trust has represented to the Regulation and Licensing Department of the New Mexico Securities Division that the Trust, on behalf of the MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND, will acquire and retain the securities of other open-end investment companies only if such securities are sold with no sales commission and the Trust's Investment Adviser waives its investment advisory fee with respect to such investment. The Trust intends to comply with this undertaking for so long as such Funds have their shares registered for sale in the State of New Mexico or such representation is required by the New Mexico Securities Division.

SOUTH DAKOTA LIMITATIONS

         The Trust has represented to the South Dakota Department of Commerce and Regulation, Division of Securities, that the Trust, on behalf of each Fund, will not invest more than 5% of a Fund's total assets in securities of issuers, which together with any predecessors, have a record of less than three years of continuous operation.

WISCONSIN LIMITATIONS

         The Trust has represented to the Wisconsin Securities Bureau on behalf of the MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND that each such Fund
(1) will limit to 10% of its total assets its investments in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have been determined to be liquid by the Trust's Board of Trustees based upon the trading markets for such securities), and securities of unseasoned issuers, including their predecessors and any unconditional guarantor of such issuer, which have been in operation for less than three years and illiquid equity securities of issuers, including those securities that are subject to legal or contractual restrictions on disposition; provided however, that upon appropriately amending the Funds' prospectus, the Trust reserves the right to increase the 10% limitation described in this paragraph to 15%; and (2) will limit to 10% of its total assets its investments in securities of one or more real estate investment trusts.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

         The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Ohio. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee who is an "interested person" of the Trust, as that term is defined in the 1940 Act, is indicated by an asterisk. Certain officers of the Trust also serve as Directors and/or officers of Roulston or the Distributor.

  NAME, BUSINESS                                 POSITIONS(S) HELD                PRINCIPAL OCCUPATION(S)
  ADDRESS AND AGE                                  WITH THE TRUST                 DURING PAST FIVE YEARS
=================================================================================================================
* Scott D. Roulston                                    Trustee                  President and Director of
4000 Chester Avenue                                 and President               Roulston & Company, Inc.
Cleveland, Ohio  44103                                                          And Roulston Research Corp.

Age: 38
-----------------------------------------------------------------------------------------------------------------
Thomas V. Chema                                        Trustee                  Partner, Arter & Hadden
1100 Huntington Building                                                        (law firm) since April, 1989;
Cleveland, Ohio  44115                                                          since June 1995, President,
                                                                                Gateway Consultants Group,
Age:  49                                                                        Inc. (sports and related public
                                                                                facilities consulting); from June
                                                                                1990,to June, 1995, Executive
                                                                                Director of Gateway Economic
                                                                                Development Corp. of Greater
                                                                                Cleveland (sports and related
                                                                                facilities public development
                                                                                company).
-----------------------------------------------------------------------------------------------------------------
David H. Gunning                                       Trustee                  Chairman, President and
1001 Lakeside Avenue                                                            Chief Executive Officer of
Cleveland, Ohio  44114                                                          Capitol American Financial
                                                                                Corporation  (insurance
Age:  53                                                                        company) since February, 1993;
                                                                                prior thereto, partner of
                                                                                Jones, Day, Reavis & Pogue
                                                                                (law firm).
-----------------------------------------------------------------------------------------------------------------
Ivan J. Winfield                                       Trustee                  Retired since October, 1994;
30901 Ainsworth Drive                                                           prior thereto, Managing
Pepperpike, Ohio  44124                                                         Partner, Coopers & Lybrand,
                                                                                Northeast Ohio (certified
Age:  61                                                                        public accounting firm).
-----------------------------------------------------------------------------------------------------------------

  NAME, BUSINESS                                 POSITIONS(S) HELD                PRINCIPAL OCCUPATION(S)
  ADDRESS AND AGE                                  WITH THE TRUST                 DURING PAST FIVE YEARS
=================================================================================================================
James A. Yockey                                     Vice President              Director of Distribution of
4000 Chester Avenue                                                             Roulston & Company, Inc.
Cleveland, Ohio  44103                                                          since January, 1996; From
                                                                                September, 1988 to January,
Age: 49                                                                         1995, Regional Vice
                                                                                President/Senior Vice
                                                                                President, Alliance Capital
                                                                                Management (mutual funds).
-----------------------------------------------------------------------------------------------------------------
Michele R. Fogarty                                    Treasurer                 Since February 1996, Director
4000 Chester Avenue                                                             of Finance, Controller and
Cleveland, Ohio  44103                                                          Treasurer of Roulston &
                                                                                Company, Inc; January, 1994
Age: 35                                                                         to February, 1996, Vice-
                                                                                President-Accounting &
                                                                                Operations, Controller for
                                                                                Carnegie Capital Management
                                                                                Co. and Treasurer of Carnegie
                                                                                Funds Group; prior thereto,
                                                                                Assistant Vice President and
                                                                                Assistant Treasurer for
                                                                                Carnegie Capital Management
                                                                                Co. (financial services/mutual
                                                                                fund companies).
-----------------------------------------------------------------------------------------------------------------

Kathryn G. Balazs                                     Secretary                 Since August, 1994, Senior
4000 Chester Avenue                                                             Vice President and  Director of
Cleveland, Ohio  44103                                                          Mutual Funds Administrations
                                                                                , Roulston & Company, Inc.; from
Age:  49                                                                        February, 1992 to August,
                                                                                1994, Independent Brokerage
                                                                                and Insurance Consultant; from
                                                                                July, 1991, to February, 1992,
                                                                                Administrative Manager for
                                                                                Birchfield Homes, Inc.
                                                                                (residential home builders);
                                                                                prior thereto, Vice President of
                                                                                American Express Information
                                                                                Services/The Shareholder
                                                                                Services Group, Inc.

  NAME, BUSINESS                                 POSITIONS(S) HELD                PRINCIPAL OCCUPATION(S)
  ADDRESS AND AGE                                  WITH THE TRUST                 DURING PAST FIVE YEARS
=================================================================================================================
John P. Norton                                   Assistant Treasurer            Since September, 1986,
4000 Chester Avenue                                                             Vice President and Assistant
Cleveland, Ohio 44103                                                           Secretary of Roulston &
                                                                                Company, Inc.
Age: 30
-----------------------------------------------------------------------------------------------------------------
Kristin Hay Ives, Esq.                           Assistant Secretary            Partner of the law firm of
Capitol Square, Suite 2110                                                      Baker & Hostetler, counsel
65 East State Street                                                            to the Trust
Columbus, Ohio  43215

Age:  35

         The Trust pays the fees for unaffiliated Trustees (currently $1,000 per Board meeting attended and $4,000 per year retainer). The officers and affiliated Trustee of the Trust receive no compensation for such services, but as employees of Roulston receive compensation from Roulston.

         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended October 31, 1995. The Trust has no pension or retirement plans.

COMPENSATION TABLE:

   NAME AND POSITION                             AGGREGATE ESTIMATED                      TOTAL COMPENSATION
    WITH THE TRUST                                   COMPENSATION                         FROM THE TRUST AND
                                                    FROM THE TRUST                        THE FUND COMPLEX *
============================================================================================================
Scott D. Roulston,
Chairman                                                 $ 0                                     $ 0
------------------------------------------------------------------------------------------------------------
Thomas V. Chema,
Trustee                                                $10,000                                 $10,000
------------------------------------------------------------------------------------------------------------
David H. Gunning,
Trustee                                                $10,000                                 $10,000
------------------------------------------------------------------------------------------------------------

   NAME AND POSITION                             AGGREGATE ESTIMATED                      TOTAL COMPENSATION
    WITH THE TRUST                                   COMPENSATION                         FROM THE TRUST AND
                                                    FROM THE TRUST                        THE FUND COMPLEX *
============================================================================================================
Ivan J. Winfield,
Trustee                                                $10,000                                 $10,000
------------------------------------------------------------------------------------------------------------

* For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related. The Funds are currently the only members of their Fund Complex.

         As of the date hereof, all Trustees and Officers of the Trust, as a group, owned fewer than one percent of the shares of each of the Funds.

                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders and accounts who, as of February 1, 1996, owned 5% or more of the shares of each Fund.

FAIRPORT MIDWEST GROWTH FUND:

    SHAREHOLDER(S)                                       PERCENTAGE OWNED
National City Bank, N.A.                                       5.28%
TRST Akron Porcelain & Plastics
Profit Sharing Plan
P.O. Box 94777
Cleveland, Ohio 44101

FAIRPORT GROWTH AND INCOME FUND:

    SHAREHOLDER(S)                                       PERCENTAGE OWNED
Thomas H. Roulston II                                         10.95%
TRST Martha M. Barr Trust
2627 Fairmont Blvd.
Cleveland, Ohio 44106

Liqui Box Corp. EMP PSP                                        5.29%
William McBee Trustee
c/o The Hampton Company
320 Springside Drive
Suite 350
Akron, Ohio 44333

FAIRPORT GOVERNMENT SECURITIES FUND:

    SHAREHOLDER(S)                                       PERCENTAGE OWNED
Thomas H. Roulston II                                         23.64%
TRST Martha M. Barr Trust
2627 Fairmont Blvd.
Cleveland, Ohio 44106

Liqui Box Corp. EMP PSP                                       12.68%
William McBee Trustee
c/o The Hampton Company
320 Springside Drive
Suite 350
Akron, Ohio 44333

Charles Schwab & Co., Inc.                                     6.58%
Special Custody A/C for BNFT CUST
101 Montgomery Street
San Francisco, CA 94104

National City Bank, N.A.                                       5.83%
TRST Akron Porcelain & Plastics
Profit Sharing Plan
P.O. Box 94777
Cleveland, Ohio 44101

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

         The Trust and Roulston have entered into an Investment Advisory Agreement (the "Advisory Agreement") dated as of January 20, 1995. Pursuant to the Advisory Agreement, Roulston has agreed to provide investment advisory services to the Funds as described in the Prospectus. Prior subsequent to the effective date of the Reorganization, the Advisory Agreement will be approved by the initial shareholder of each Fund.

         The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any

Fund (including amounts payable to Roulston but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of such Fund are registered, Roulston will bear the amount of such excess. Roulston will not be required to bear expenses of the Fund to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

         Unless sooner terminated, the Advisory Agreement with respect to a Fund continues in effect until January 20, 1997, and thereafter continues for successive one-year periods ending January 20 of each year if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" below), and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Roulston. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory Agreement provides that Roulston shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance by Roulston of its obligations under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of Roulston in the performance of its duties, or from negligent disregard by Roulston of its duties and obligations thereunder. Roulston from time to time may defray certain of the administrative costs of retirement accounts in connection with such accounts' investment in the Funds and may also pay certain costs associated with the distribution of the Funds' shares. Such costs will not be borne by the Funds.

         For the fiscal period of November 1, 1994 through October 31, 1995, Roulston earned and voluntarily waived the amounts indicated below with respect to its investment advisory services to the Funds, including advisory services provided to the Acquired Funds during the first six months of such period.

                                          GROSS              ADVISORY                NET
                      FUND               ADVISORY              FEES               ADVISORY
                                       FEES EARNED            WAIVED            FEES RECEIVED
=============================================================================================
MIDWEST GROWTH FUND                      $341,934            $ 61,126              $280,808
-------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                     $175,714            $ 58,630              $117,084
-------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND               $ 29,634            $ 29,634              $      0
-------------------------------------------------------------------------------------------

                     TOTALS              $547,282            $149,390              $397,892
-------------------------------------------------------------------------------------------

         Roulston earned the following fees for investment advisory services provided to the Acquired Funds during the fiscal period of November 1, 1993 to October 31, 1994 and July 1, 1993 to October 31, 1993:



                  (11/01/93 to 10/31/94)

                                            GROSS             ADVISORY                 NET
           FUND                            ADVISORY             FEES                 ADVISORY
                                         FEES EARNED           WAIVED              FEES RECEIVED
================================================================================================
MIDWEST GROWTH FUND                        $188,000             $16,000              $172,000
------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                       $127,000             $28,000              $ 99,000
------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                 $ 32,000             $32,000              $      0
------------------------------------------------------------------------------------------------
                     TOTALS                $347,000             $76,000              $271,000
------------------------------------------------------------------------------------------------

                  (7/01/93 to 10/31/93)

                                            GROSS             ADVISORY                 NET
           FUND                            ADVISORY             FEES                 ADVISORY
                                         FEES EARNED           WAIVED              FEES RECEIVED
================================================================================================
MIDWEST GROWTH FUND                        $23,000             $23,000                  $0
------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                       $24,000             $24,000                  $0
------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                 $ 9,000              $9,000                  $0
------------------------------------------------------------------------------------------------
                     TOTALS                $56,000             $56,000                  $0
------------------------------------------------------------------------------------------------

THE ADMINISTRATOR

         The Trust and Fund/Plan Services, Inc. ("Fund/Plan"), the Administrator, #2 West Elm Street, Conshohocken, Pennsylvania 19428, have entered into an administration agreement dated January 20, 1995 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of two years after its effective date and shall continue in effect for successive periods of two years unless terminated by either party on not less than 180 days' prior written notice to the other party.

         The Administrator assists in supervising all operations of each Fund (other than those performed by Roulston under the Advisory Agreement, by UMB Bank, N.A. under the Custodian Agreement and by the Administrator under the Accounting Services Agreement, the Transfer Agent Services Agreement and the Custody Administration and Agency Agreement).

         Under the Administration Agreement, the Administrator has agreed to furnish statistical and research data, clerical, and certain bookkeeping services; prepare the periodic reports to the Securities and Exchange Commission (the "Commission") on Form N-SAR or any replacement forms therefor; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to

Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by Roulston under the Advisory Agreement, by UMB Bank, N.A. under the Custodian Agreement and by the Administrator under the Accounting Services Agreement, the Transfer Agent Services Agreement and the Custody Administration and Agency Agreement.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement equal to a fee, calculated daily and paid monthly, at the annual rate, subject to a $70,000 minimum annual fee, calculated as follows:

         .15% On the First $50 Million of Total Average Net Assets; .10% On the Next $50 Million of Total Average Net Assets; and .05% Of Total Average Net Assets in Excess of $100 Million of Average Net Assets.

         The Administrator also receives certain out-of-pocket expenses.

         Since the Reorganization, for the fiscal period of May 1, 1995 through October 31, 1995, the Administrator earned the following amounts with respect to administrative services provided to the Funds:

                                        ADMINISTRATIVE
      FUND                                 FEES PAID
                                         TO FUND/PLAN
=======================================================
MIDWEST GROWTH FUND                          $33,600

GROWTH AND INCOME FUND                       $16,895
GOVERNMENT SECURITIES FUND                   $ 7,516
                    TOTAL                    $58,011

TRANSFER AGENT AND FUND ACCOUNTANT

         The Trust has entered into a Transfer Agent Services Agreement dated as of January 20, 1995 (the "Transfer Agent Agreement"), with Fund/Plan (the "Transfer Agent"), pursuant to which Fund/Plan has agreed to act as the transfer and dividend disbursing agent for each Fund. Pursuant to the Transfer Agent Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Trust's shareholders of record; processing shareholder purchase, redemption and exchange orders; processing transfers of shares of the Trust on the shareholder files and records; processing dividend payments and reinvestments; generating account statements; and assistance in the mailing of shareholder reports and proxy solicitation materials.

         In addition, the Transfer Agent provides certain fund accounting services to each of the Funds pursuant to an Accounting Services Agreement dated as of January 20, 1995. Such services include maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's Custodian, affirmation to that Fund's Custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's Custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund. In consideration for such services, each Fund has agreed to pay the Transfer Agent a fee, computed daily and paid periodically, at an annual rate calculated as follows:

         $24,000 Minimum to $20 Million of Average Net Assets; .04% On the Next $30 Million of Average Net Assets; .03% On the Next $50 Million of Average Net Assets; .01% Over $100 Million of Average Net Assets.

THE DISTRIBUTOR

         Roulston Research Corp. (the "Distributor"), a wholly owned subsidiary of Roulston, and the Trust are parties to a distribution agreement dated January 20, 1995 (the "Distribution

Agreement"). The Distributor will receive no compensation under the Distribution Agreement for distribution of shares of the Funds, but will receive payments under the Trust's Distribution and Shareholder Service Plan and Agreement described below.

         The Distribution Agreement shall remain in effect until January 20, 1997, and thereafter continues for successive one-year periods if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, the Distributor solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities.

DISTRIBUTION AND SHAREHOLDERS SERVICE PLAN

         As described in the Prospectus, the Trust has adopted a Distribution and Shareholder Service Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay the Distributor for payments it makes to broker-dealers, banks and other institutions (collectively, "Participating Organizations") for providing distribution or shareholder service assistance or for distribution assistance and/or shareholder service provided by the Distributor. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of that Fund.

         As required by Rule 12b-1, the Plan was approved by the initial sole shareholder of each Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of that Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan with respect to a Fund may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of such Fund.

         The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and retention of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

         As authorized by the Plan, the Distributor has agreed to provide certain shareholder services in connection with shares purchased and held by the Distributor for the accounts of its customers and shares purchased and held by customers of the Distributor directly, including, but not limited to, answering shareholder questions concerning the Funds, providing information to shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Trust, on behalf of each Fund, has agreed to pay the Distributor a monthly fee, computed at the annual rate of
 .25% of the average aggregate net asset value of shares of that Fund held during the period in customer accounts for which the Distributor has provided services under the Plan. For the fiscal period from May 1, 1995 through October 31, 1995, such fees totaled $ 96,650 . The amounts incurred with respect to each Fund during such period are set forth below:

                                                       AMOUNTS
       FUND                                            INCURRED
                                                       PURSUANT
                                                     TO 12B-1 PLAN
==================================================================
MIDWEST GROWTH FUND                                     $58,561
GROWTH AND INCOME FUND                                  $27,717
GOVERNMENT SECURITIES FUND                              $10,372
                    TOTAL                               $96,650

         In addition, the Distributor may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services including, but not limited to, those discussed above.

THE CUSTODIAN

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141, has been selected to serve as the Funds' Custodian pursuant to the Custody Agreement dated January 20, 1995. In such capacity the Custodian will hold or arrange for the holding of all portfolio securities and other assets of the Funds.

LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215, is counsel to the Trust and will pass upon the legality of the shares offered thereby. The Trust has selected Ernst & Young LLP, 1300 Huntington Building, 925 Euclid Avenue, Cleveland, Ohio 44115-1405, as independent auditors for the Funds. The financial statements for the Funds at and for the fiscal year ended October 31, 1995, appearing as Appendix "B" in this Statement of Additional Information have been audited by Ernst & Young LLP as set forth in their report attached thereto and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

EXPENSES

         If total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, Roulston will reimburse that Fund by the amount of such excess. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Funds limits each Fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions and certain other expenses, to 2 1/2% of the first $30 million of a Fund's average net assets, 2% of the next $70 million of such Fund's average net assets, and 1 1/2% of such Fund's remaining average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Roulston or its affiliates for brokerage or other cash management services would not be included within Fund expenses for purposes of any such expense limitation.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

PORTFOLIO TRANSACTIONS

         Roulston is authorized to select brokers and dealers to effect securities transactions for the Funds. Roulston will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Roulston generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Roulston seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

BROKERAGE COMMISSIONS

         Roulston may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to Roulston. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Roulston will be in addition to and not in lieu of the services required to be performed by Roulston under the Advisory Agreement. If, in the judgment of Roulston, a Fund or other accounts managed by Roulston will be benefitted by supplemental research services, Roulston is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Roulston will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Roulston will find all of such services of value in advising the Funds.

         It is expected that the Funds may execute brokerage or other agency transactions through the Distributor which is a registered broker/dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the Commission.

         Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if written procedures approved by the Trust's Board of Trustees are in effect expressly permitting the Distributor to receive and retain such compensation. The rules of the Commission and such procedures further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. "Usual and customary" commissions are defined to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of a Fund's or the Trust's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

         Since the Reorganization, for the fiscal period of May 1, 1995 through October 31, 1995, brokerage commissions paid by the Trust on behalf of the Funds amounted to $ 71,140 . The total brokerage commissions attributable to each Fund are set forth below.

                                                      5/01/95
                     FUND                               TO
                                                     10/31/95
=============================================================
MIDWEST GROWTH FUND                                  $63,257
GROWTH & INCOME FUND                                 $ 7,883
GOVERNMENT SECURITIES FUND                           $ 0,000
                    TOTALS                           $71,140*

* Of this amount, $68,731 was paid to Roulston Research Corp. ("RRC"), an affiliate of Roulston, which represents 97% of the total commissions paid by the Trust to all brokers through whom trades were placed during the period.

         Prior to the Reorganization, the Trust paid the following brokerage commissions on behalf of the Funds during the period shown:

                                                       11/01/94
                      FUND                                TO
                                                        4/30/95
===============================================================
MIDWEST GROWTH FUND                                    $78,378
GROWTH & INCOME FUND                                   $ 6,877

GOVERNMENT SECURITIES FUND                             $ 0,000
                     TOTALS                            $85,255

         It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, Roulston may place portfolio orders with qualified broker/dealers who recommend such Funds' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Trust is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         The portfolio turnover rates for the fiscal years ended October 31, 1995 and 1994, for the MIDWEST GROWTH FUND were 46.51% and 77.57%, respectively; for the GROWTH AND INCOME FUND were 13.36% and 35.16%, respectively; and for the GOVERNMENT FUND were 1.28% and 24.14%, respectively. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the time the New York Stock Exchange (the "Exchange") closes, on each Business Day. A "Business Day" is any day the Exchange is open for business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities which are listed or admitted to trading on a national securities exchange will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair values a determined in good faith by the Board of Trustees.

         Valuations of fixed and variable income securities ("debt securities") are supplied by independent pricing services used by Fund/Plan, as administrator, which have been approved by the Trustees of the Trust. Valuations are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications at to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Funds' shares may be purchased at the public offering price, which is the net asset value next computed, and are sold on a continuous basis through the Distributor, principal underwriter of the Funds' shares, at its address and number set forth above, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc.

         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

                                      TAXES

         Each Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other dispo sition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, such Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afford ed regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for Federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on long-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's Federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of any one Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its shareholders their pro-rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

         Each Fund may be required by Federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions paid to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of a Fund, if such shareholder (1) fails to furnish the Trust with a correct tax identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security Number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a sub stitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. As of the date hereof, several proposals have been introduced by the 104th Congress which, if enacted, could affect much of the information contained in this section. However, it is not possible at this time to assess which, if any, of such proposals will be acted upon and the effect thereof, if any, on this information.

                             PERFORMANCE INFORMATION

YIELD

         As summarized in the Prospectus under the heading "PERFORMANCE OF THE FUNDS," the yield of a Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of a Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of such Fund.

         For the 30-day period ended October 31, 1995, the yields for FAIRPORT MIDWEST GROWTH FUND, FAIRPORT GROWTH AND INCOME FUND and FAIRPORT GOVERNMENT SECURITIES FUND were 0.21%, 1.19% and 4.99%, respectively.

CALCULATION OF TOTAL RETURN

         Each quotation of average annual total return will be computed by finding the average annual com pounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                                    P((T + 1)to the Nth power)= ERV

         Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge, if any, from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all Shareholder accounts assuming such Fund's average account size. Aggregate total return is a measure of change in value of an investment in a Fund over the relevant period and is calculated similarly to average annual total return except that the result is not annualized.

         For the one year period ended October 31, 1995, and the period from July 1, 1993 (commencement of operations) through October 31, 1995, the average annual total returns for the Funds were as follows:

                                                       7/01/93             11/01/94
        FUND                                             TO                   TO
                                                      10/31/95             10/31/95
===================================================================================
MIDWEST GROWTH FUND                                    17.34%               18.17%
GROWTH & INCOME FUND                                   11.07%               17.36%
GOVERNMENT SECURITIES FUND                              4.03%               14.76%

         At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that Share prices, expressed as the net asset values per share, will vary just as yields and total return will vary.

PERFORMANCE COMPARISONS

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and Ibbotson Associates of Chicago, Illinois. Comparison may also be made to indices or data published in various financial and business publications and periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

                                OTHER INFORMATION

DESCRIPTION OF SHARES

         The Trust is an Ohio business trust. The Trust was organized on September 16, 1994, and the Trust's Declaration of Trust was filed with the Secretary of State of Ohio on September 19, 1994. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has three series of shares, which represent interests in the Funds. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, a Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by a Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general asset of the Trust not readily identified as belonging to a particular Fund that is allocated to the Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or a Fund, means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or that Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund.

MISCELLANEOUS

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Trust entitled to vote may cause the Trustees to call a special meeting. However, the Trust has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Trust entitled to vote and that the Trust will assist in communications with other shareholders as required by ss.16(c) of the 1940 Act. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

         The Trust is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

APPENDIX "A"

                              RATINGS OF SECURITIES

                            COMMERCIAL PAPER RATINGS

STANDARD & POOR'S CORPORATION:

Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

MOODY'S INVESTORS SERVICE, INC.:

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

FITCH INVESTORS SERVICE, INC.:

Commercial paper rated "F-1" by Fitch Investors Service, Inc. ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated "F-2" by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., "F-1." The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

                             CORPORATE DEBT RATINGS

STANDARD & POOR'S CORPORATION:

An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues

                                  Appendix A-1
only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated "BB" and "B" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

MOODY'S INVESTORS SERVICE, INC.:

The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated "Aaa" by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. Bonds that are rated "A" by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated "Baa" by Moody's are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of

                                  Appendix A-2
position characterizes bonds in this class. Bond which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.


                                  Appendix A-3

DUFF:

The following summarizes the six highest long-term debt ratings by Duff. Debt rated "AAA" has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated "AA" has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated "A" has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated "BBB" has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated "BB" is below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated "B" is below investment-grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. To provide more detailed indications of credit quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this major rating category.

FITCH:

The following summarizes the six highest long-term debt ratings by Fitch (except for "AAA" ratings, plus(+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment-grade is higher than for bonds with higher ratings. Bonds rated "BB" are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated "B" are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety

                                  Appendix A-4
and the need for reasonable business and economic activity throughout the life of the issue.

                                  Appendix A-5

IBCA:

The following summarizes IBCA's six highest long-term debt ratings. Obligations rated "AAA" are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated "AA" are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated "A" are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated "BBB" are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Obligations rated "BB" are those for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Obligations rated "B" are those for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

THOMPSON:

The following summarizes Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). "AAA" is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. "AA" is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. "A" is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. "BBB" is the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment-grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated "B" show a higher degree of uncertainty and therefore greater likelihood of default that higher rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

                                  Appendix A-6

                                                                    APPENDIX "B"

                                     ~~~~~~

                          ANNUAL REPORT TO SHAREHOLDERS

                                     ~~~~~~






                                FISCAL YEAR ENDED

                                OCTOBER 31, 1995



                                  Appendix B-1

                          THE ROULSTON FAMILY OF FUNDS
                                 ANNUAL REPORT

                                                               November 27, 1995

Dear Shareholder,

    We are pleased to issue the financial report on The Roulston Family of Funds for the year ended October 31, 1995.

    During this fiscal year, both equity funds, the Roulston Midwest Growth Fund and the Roulston Growth and Income Fund, as well as the Roulston Government Securities Fund provided positive returns. The Roulston Midwest Growth Fund gained 18.17% during the period and the Roulston Growth and Income Fund gained 17.36%. These returns were earned during a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained by 26.38%. The Roulston Government Securities Fund gained 14.76% during the period while the Lehman Brothers Intermediate Treasury Bond Index increased by 11.75%.

    In the commentary that follows on each of the Funds, you will note a common theme that has long been a landmark of our investment management. Research is the cornerstone of our investment process. Our research efforts for The Roulston Family of Funds gives us confidence in the future of the economy and the portfolios we manage on your behalf.

                                       Sincerely,


         /s/ Scott D. Roulston               /s/ Joseph A. Harrison
         --------------------------          ---------------------------
             Scott D. Roulston                   Joseph A. Harrison
             President                           Director of Investments

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------
                          ECONOMIC TRENDS AND OUTLOOK

    During the year ended October 31, 1995, economic activity slowed in response to the monetary restraint imposed by the Federal Reserve during the preceding year. Most measures of economic activity are posting slower growth rates than the year before, but are continuing to grow. Capital spending and export growth remain the driving engines of this expansion.

    Continued efforts to reduce costs, bolstered by strong profits, inject this capital spending cycle with an element of stability and longevity that is reassuring. Slower growth overseas has put some pressure on our exports, but growth remains strong reflecting the favorable competitive position of U.S. manufacturing and service industries. Continued efforts to improve productivity offer the promise that export growth will remain a driver for the domestic economy.

    Consumer and public sector spending will remain the restraining elements on the economy. Overall economic growth approaching 3% with inflation under control should provide a favorable setting for both the bond and stock markets.

                          ROULSTON MIDWEST GROWTH FUND
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

    The graph below compares the increase in value of a $10,000 investment in Roulston Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund Indices.

                                                   ROULSTON MIDWEST GROWTH FUND
                                             (Assuming $10,000 invested at inception)

                                       Past performance is not indicative of future results.

                                                                                  Period
                                      7/1/93    7/93    10/93    1/94    4/94    7/94    10/94    1/95    4/95    7/95    10/95
                                      ------    ----    -----    ----    ----    ----    -----    ----    ----    ----    -----
                                                                       VALUE (In Thousands)
Roulston Midwest Growth Fund         $10,000   $10,200  $11,090  $11,730 $11,847 $11,796 $12,298  $12,222 $13,327 $14,950 $14,532
Standard & Poor's 500 Stock Index     10,000     9,970   10,480   10,862  10,241  10,482  10,880   10,914  12,019  13,207  13,750
Lipper Growth Fund Index              10,000     9,988   10,653   11,088  10,479  10,457  10,871   10,587  11,631  13,127  13,478

   Average Annual
    Total Return
---------------------
              Since
One Year    Inception
--------    ---------
 18.17%      17.34%

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

    The Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight state area contiguous to the Great Lakes.

    Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

    While the Fund's objective is growth, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

    Some examples include:

    R.G. BARRY

    This highly successful consumer marketing company known primarily for its Dearfoam slippers, is developing a variety of new products such as Pyrex Portables using its new proprietary heat retention technology.

    NATIONAL AUTO CREDIT

    The company is undergoing a complete change from an insurance car rental company (Agency Rent-A-Car) to a used car finance company.

    ACME CLEVELAND

    The sale of the traditional machine and cutting tool business combined with an aggressive expansion of the telecommunications and industrial test and control equipment businesses are drastically changing the nature of this company.

    Divergent demand trends and margin pressures should put even greater emphasis on a research driven stock selection process in the year ahead. The Midwest secular trends of increased productivity, global competitiveness and strong demand, and continuing manufacturing and service diversity should continue to present investment opportunities.

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

                        ROULSTON GROWTH AND INCOME FUND
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

    The graph below compares the increase in value of a $10,000 investment in Roulston Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund Indices.

                                                  ROULSTON GROWTH AND INCOME FUND
                                             (Assuming $10,000 invested at inception)

                                       Past performance is not indicative of future results.
                                                                                   Period
                                      7/1/93    7/93    10/93    1/94    4/94    7/94    10/94    1/95    4/95    7/95    10/95
                                      ------    ----    -----    ----    ----    ----    -----    ----    ----    ----    -----
                                                                         VALUE (In Thousands)
Roulston Growth & Income Fund        $10,000   $10,030  $10,398  $10,894 $10,682 $10,900 $10,889  $10,940 $11,746 $12,541 $12,780
Standard & Poor's 500 Stock Index     10,000     9,970   10,480   10,862  10,241  10,482  10,880   10,914  12,019  13,207  13,750
Lipper Growth & Income Fund Index     10,000    10,054   10,606   11,051  10,478  10,677  10,941   10,778  11,759  12,799  13,125

   Average Annual
    Total Return
-----------------------
                 Since
One Year       Inception
------------------------
 17.36%         11.07%

    The Fund was established to achieve capital appreciation and current income primarily through investment in common stocks or securities convertible into common stocks.

    The investment policy is to invest in a diversified portfolio of dividend paying common stocks which have been researched by our own staff and offer reasonable valuation based on the ratio of price to earnings, book value and cash flow.

    Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

    Two industrial companies that typify our investment approach are TRW and Johnson Controls. Both companies are reasonably valued by the marketplace, reflecting their reliance on the automotive industry

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

for a substantial portion of their earnings. Yet, each company has established itself as an innovative low cost producer able to sustain strong earnings in a difficult automotive environment.

    Currently the Fund is diversified among thirty-seven investments representing most sectors of our economy. Based on our broad based research effort we continue to be impressed with the favorable outlook for well-managed companies that have taken the requisite action to improve profitability. Conversations with a broad cross section of managements point to continued strong earnings domestically. A strong relative competitive position for U.S. manufacturers enhance the earnings outlook for many companies. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer a good value.

                      ROULSTON GOVERNMENT SECURITIES FUND
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

    The graph below compares the increase in value of a $10,000 investment in Roulston Government Securities Fund with the performance of the Lehman Brothers Intermediate Treasury Bond Index.

                                                ROULSTON GOVERNMENT SECURITIES FUND
                                             (Assuming $10,000 invested at inception)

                                       Past performance is not indicative of future results.
                                                                                   Period
                                       7/1/93    7/93    10/93    1/94    4/94    7/94    10/94    1/95    4/95    7/95    10/95
                                       ------    ----    -----    ----    ----    ----    -----    ----    ----    ----    -----
                                                                          VALUE (In Thousands)
Roulston Government Securities Fund   10,000    10,000   10,304   10,346  9,649   9,748   9,558    9,733   10,170  10,628  10,968
Lehman Brothers Intermediate Treasury 10,000    10,019   10,236   10,328  9,972  10,118  10,067   10,215   10,588  10,963  11,249
   Bond Index

   Average Annual
    Total Return
-----------------------
                 Since
One Year       Inception
------------------------
 14.76%         4.03%

THE ROULSTON FAMILY OF FUNDS -- INVESTMENT ADVISERS REPORT
--------------------------------------------------------------------------------

    In order to meet its objective of current income with preservation of capital, the Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

    During this past year bond prices recovered from the violent reaction of the preceding year. This return to lower interest rates was occasioned by slower economic growth and a calming of inflation fears. It has been nearly thirty years since we have enjoyed four consecutive years with inflation at 3.0% or less. Our outlook calls for continued moderate growth and low inflation. This should provide a favorable environment for the bond market.

                                 REORGANIZATION

    On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of The Roulston Family of Funds (the "Trust") acquired in a tax free reorganization, all of the assets of each of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds in a Special Meeting held on March 24, 1995. The results of the vote were as follows:

                                                                                 BROKER
                              FOR (000)    AGAINST (000)    ABSTAIN (000)    NON-VOTES (000)
                              ---------    -------------    -------------    ---------------
Midwest Growth Fund...........   1,506           41               42                0
Growth and Income Fund........   1,279           13               25                0
Government Fund...............     715            4                2                0

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON MIDWEST GROWTH FUND

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - 93.97%
CAPITAL GOODS - 15.09%
Acme-Cleveland Corp. ..........................................         91,300           $  1,997
AMP, Inc. .....................................................         36,700              1,440
Nordson Corp. .................................................         24,700              1,426
Park Ohio Industries, Inc. *...................................        100,509              1,382
Trinova Corp. .................................................         43,000              1,209
                                                                                      --------------
                                                                                            7,454
                                                                                      --------------
CONSUMER DURABLES - 14.15%
Cooper Tire & Rubber Co. ......................................         55,000              1,272
Federal-Mogul Corp. ...........................................         67,000              1,198
Masco Corp. ...................................................         42,000              1,181
Owens-Corning Fiberglas Corp.*.................................         29,700              1,259
Royal Appliance Manufacturing Co.*.............................        300,000                937
Varity Corp. New*..............................................         31,600              1,146
                                                                                      --------------
                                                                                            6,993
                                                                                      --------------
CONSUMER NON-DURABLES - 24.05%
American Greetings Corp. Class A...............................         42,000              1,323
Barry (R.G.) Corp.*............................................        106,667              2,027
Consolidated Stores Corp.*.....................................         54,700              1,265
Dean Foods Co. ................................................         44,000              1,227
Fays Drug, Inc. ...............................................        175,400              1,403
Revco D.S., Inc. New*..........................................         66,600              1,582
Rite Aid Corp. ................................................         55,000              1,485
Universal Foods Corp. .........................................         40,500              1,387
Worthington Foods, Inc. .......................................         11,000                184
                                                                                      --------------
                                                                                           11,883
                                                                                      --------------
ENERGY - 2.85%
Belden & Blake Corp.*..........................................         97,100              1,409
                                                                                      --------------
FINANCE - 9.35%
National Auto Credit, Inc.*....................................        120,000              1,950
Norwest Corp. .................................................         39,800              1,174
Star Banc Corp. ...............................................         27,000              1,495
                                                                                      --------------
                                                                                            4,619
                                                                                      --------------
MATERIALS/SERVICES - 22.10%
Armco, Inc. ...................................................        188,000              1,152
Bearings, Inc. Ohio............................................         52,500              1,903
Duriron Co., Inc. .............................................         55,800              1,493
Figgie International, Inc. Class A*............................        180,000              2,160
Libbey, Inc. ..................................................         48,100                986
OHM Corp.*.....................................................        140,000              1,138
Premier Industrial Corp. ......................................         37,000                920
Worthington Industries, Inc. ..................................         70,083              1,165
                                                                                      --------------
                                                                                           10,917
                                                                                      --------------

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON MIDWEST GROWTH FUND (continued)

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - (CONTINUED)
TECHNOLOGY - 6.38%
Diebold, Inc. .................................................         27,000           $  1,431
Telxon Corp. ..................................................         74,400              1,721
                                                                                      --------------
                                                                                            3,152
                                                                                      --------------
TOTAL COMMON STOCKS - (COST $40,091,616).......................                            46,427
                                                                                      --------------

                                                                    PRINCIPAL
REPURCHASE AGREEMENT - 6.40%                                         AMOUNT
                                                                  --------------
United Missouri Bank, U.S. Treasury Note, $3,202,000 par, 7.50%
  coupon, due 02/29/96, dated 10/31/95, to be sold on 11/01/95
  at $3,166,466................................................     $3,166,000              3,166
                                                                                      --------------
TOTAL INVESTMENTS - 100.37% (COST $43,257,616#)................                            49,593
                                                                                      --------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.37%).......                              (185)
                                                                                      --------------
NET ASSETS - 100.00%...........................................                          $ 49,408
                                                                                      ==============

---------------
* Non-income producing security.
# Also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON GROWTH AND INCOME FUND

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - 97.87%
CAPITAL GOODS - 11.12%
Boeing Co. ....................................................          7,000           $    459
Emerson Electric Co. ..........................................         10,000                713
General Electric Co. ..........................................         11,000                696
Johnson Controls, Inc. ........................................         12,000                699
                                                                                      --------------
                                                                                            2,567
                                                                                      --------------
CONSUMER DURABLES - 13.96%
Cooper Tire & Rubber Co. ......................................         25,000                578
Leggett & Platt, Inc. .........................................         28,000                672
Masco Corp. ...................................................         24,000                675
Sherwin-Williams Co. ..........................................         17,000                640
TRW, Inc. .....................................................         10,000                657
                                                                                      --------------
                                                                                            3,222
                                                                                      --------------
CONSUMER NON-DURABLES - 34.97%
American Greetings Corp. Class A...............................         22,000                693
Banta Corp. ...................................................         18,000                779
Baxter International, Inc. ....................................         10,000                386
Beckman Instruments, Inc. .....................................         20,000                663
Dean Foods Co. ................................................         20,000                557
Dial Corp. ....................................................         26,000                634
Hanson PLC ADR.................................................         25,000                388
Mallinckrodt Group, Inc. ......................................         18,000                625
McGraw-Hill, Inc. .............................................          3,700                303
Melville Corp. ................................................         18,000                576
Proctor & Gamble Co. ..........................................          8,000                648
Rite Aid Corp. ................................................         26,000                702
Sara Lee Corp. ................................................         24,000                705
Universal Foods Corp. .........................................         12,000                411
                                                                                      --------------
                                                                                            8,070
                                                                                      --------------
ENERGY - 8.46%
Exxon Corp. ...................................................          8,000                611
Royal Dutch Petroleum Co. .....................................          4,000                492
Williams Companies, Inc. ......................................         22,000                850
                                                                                      --------------
                                                                                            1,953
                                                                                      --------------
FINANCE - 7.72%
American International Group, Inc. ............................          6,750                569
Keycorp........................................................         15,000                506
Norwest Corp. .................................................         24,000                708
                                                                                      --------------
                                                                                            1,783
                                                                                      --------------
MATERIALS/SERVICES - 11.58%
Great Lakes Chemical Corp. ....................................         10,000                671
Hanna (M.A.) Co. ..............................................         13,500                346
Ogden Corp. ...................................................         20,000                455
Teleflex, Inc. ................................................         15,000                636
Worthington Industries, Inc. ..................................         34,000                565
                                                                                      --------------
                                                                                            2,673
                                                                                      --------------

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON GROWTH AND INCOME FUND (continued)

                                                                      SHARES           VALUE (000)
                                                                  --------------      --------------
COMMON STOCKS - (CONTINUED)
TECHNOLOGY - 3.52%
Harris Corp. ..................................................         14,000           $    813
                                                                                      --------------
UTILITIES - 6.54%
AT & T Corp. ..................................................         12,000                768
GTE Corp. .....................................................         18,000                742
                                                                                      --------------
                                                                                            1,510
                                                                                      --------------
TOTAL COMMON STOCKS - (COST $19,389,312).......................                            22,591
                                                                                      --------------

                                                                    PRINCIPAL
REPURCHASE AGREEMENT - 2.73%                                         AMOUNT
                                                                  --------------
United Missouri Bank, U.S. Treasury Note, $636,000 par, 7.50%
  coupon, due 02/29/96, dated 10/31/95, to be sold on 11/01/95
  at $629,093..................................................     $  629,000                629
                                                                                      --------------
TOTAL INVESTMENTS - 100.60% (COST $20,018,312#)................                            23,220
                                                                                      --------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.60%).......                              (138)
                                                                                      --------------
NET ASSETS - 100.00%...........................................                          $ 23,082
                                                                                      ============
---------------

# Also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- SCHEDULE OF INVESTMENTS         October 31, 1995
--------------------------------------------------------------------------------
ROULSTON GOVERNMENT SECURITIES FUND

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE (000)
                                                                   ----------      -----------
U.S. TREASURY NOTES - 98.20%
  U.S. TREASURY NOTES
    5.500%, 09/30/97............................................   $  550,000        $   549
    5.125%, 06/30/98............................................      750,000            740
    6.875%, 08/31/99............................................    1,800,000          1,866
    5.500%, 04/15/00............................................    2,000,000          1,979
    6.250%, 02/15/03............................................    1,450,000          1,475
    5.750%, 08/15/03............................................      700,000            691
    5.875%, 02/15/04............................................    1,200,000          1,191
                                                                                   -----------
TOTAL U.S. TREASURY NOTES - (COST $8,487,061)...................                       8,491
                                                                                   -----------
REPURCHASE AGREEMENT - 0.58%
  United Missouri Bank, U.S. Treasury Note, $51,000 par, 7.50%
    coupon, due 02/29/96, dated 10/31/95, to be sold on 11/01/95
    at $50,007..................................................       50,000             50
                                                                                   -----------
TOTAL INVESTMENTS - 98.78% (COST $8,537,061#)...................                       8,541
                                                                                   -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.22%................                         106
                                                                                   -----------
NET ASSETS - 100.00%............................................                     $ 8,647
                                                                                   ===========
---------------

# Also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS --
STATEMENTS OF ASSETS AND LIABILITIES                           October 31, 1995
--------------------------------------------------------------------------------

                                                ROULSTON         ROULSTON           ROULSTON
                                                 MIDWEST        GROWTH AND         GOVERNMENT
                                               GROWTH FUND      INCOME FUND      SECURITIES FUND
                                                  (000)            (000)              (000)
                                               -----------      -----------      ---------------
ASSETS:
  Investments in securities at value (cost
    $43,257,616, $20,018,312 and $8,537,061
    respectively)...........................     $49,593          $23,220            $ 8,541
  Cash......................................           1                1                  0
  Receivable for capital stock sold.........          32               24                  6
  Dividends and interest receivable.........           8               22                 84
  Reimbursement due from adviser............           0                0                 14
  Deferred organization costs (Note A)......          14               14                 14
  Other assets..............................           5                5                  5
                                               -----------      -----------      ---------------
         Total assets.......................      49,653           23,286              8,664
                                               -----------      -----------      ---------------
LIABILITIES:
  Payable for capital stock redeemed........         144              151                  1
  Accrued expenses..........................          96               48                 11
  Payable to adviser........................           5                5                  5
                                               -----------      -----------      ---------------
         Total liabilities..................         245              204                 17
                                               -----------      -----------      ---------------
NET ASSETS:
  Applicable to 3,647,473, 1,877,974 and
    879,015 shares outstanding,
    respectively............................     $49,408          $23,082            $ 8,647
                                               ===========      ===========      =============
NET ASSETS CONSIST OF:
  Capital paid-in...........................     $42,554          $19,634            $ 8,617
  Undistributed net investment income
    (loss)..................................          (2)              66                 37
  Accumulated net realized gain (loss) on
    investments.............................         521              180                (11)
  Net unrealized appreciation on
    investments.............................       6,335            3,202                  4
                                               -----------      -----------      ---------------
                                                 $49,408          $23,082            $ 8,647
                                               ===========      ===========      =============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................     $ 13.55          $ 12.29            $  9.84
                                               ===========      ===========      =============

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                ROULSTON         ROULSTON           ROULSTON
                                                 MIDWEST        GROWTH AND         GOVERNMENT
                                               GROWTH FUND      INCOME FUND      SECURITIES FUND
                                                  (000)            (000)              (000)
                                               -----------      -----------      ---------------
INVESTMENT INCOME:
  Dividends.................................     $   510          $   522            $     0
  Interest..................................         173               40                484
                                               -----------      -----------      ---------------
         Total investment income............         683              562                484
                                               -----------      -----------      ---------------
EXPENSES:
  Investment advisory fees (Note B).........         342              176                 30
  Transfer agent fees.......................          37               25                 21
  Administration fees.......................          67               42                 32
  Distribution expenses (Note B)............          59               28                 10
  Pricing fees..............................          20               15                 15
  Printing fees.............................           5                4                  4
  Custodian fees............................          18               11                  8
  Insurance fees............................          14               13                 12
  Legal fees................................          14               11                  8
  Amortization of organization costs (Note
    A)......................................          12               12                 12
  Registration expenses.....................           9                8                  8
  Trustees fees.............................          12               10                  9
  Auditing fees.............................          16                8                  3
  Miscellaneous expenses....................           2                1                  1
                                               -----------      -----------      ---------------
         Total expenses.....................         627              364                173
  Expenses reimbursed (Note B)..............         (61)             (59)              (101)
                                               -----------      -----------      ---------------
         Net expenses.......................         566              305                 72
                                               -----------      -----------      ---------------
NET INVESTMENT INCOME.......................         117              257                412
                                               -----------      -----------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments...       1,330              279                 (2)
  Net change in unrealized appreciation on
    investments.............................       5,113            2,752                699
                                               -----------      -----------      ---------------
  Net realized and unrealized gain on
    investments.............................       6,443            3,031                697
                                               -----------      -----------      ---------------
INCREASE IN NET ASSETS FROM OPERATIONS......     $ 6,560          $ 3,288            $ 1,109
                                               ===========      ===========      =============

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                ROULSTON MIDWEST               ROULSTON GROWTH AND
                                                   GROWTH FUND                     INCOME FUND
                                           ---------------------------     ---------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                           OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                              1995            1994            1995            1994
                                              (000)           (000)           (000)           (000)
                                           -----------     -----------     -----------     -----------
OPERATIONS:
  Net investment income................      $   117         $    31         $   257         $   182
  Net realized gain (loss) on
    investments........................        1,330           1,268             279              77
  Net change in unrealized appreciation
    (depreciation) on investments......        5,113             525           2,752             220
                                           -----------     -----------     -----------     -----------
  Increase (decrease) in net assets....        6,560           1,824           3,288             479
                                           -----------     -----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income...........         (130)            (19)           (207)           (170)
  From net realized gains..............       (2,077)              0            (167)            (29)
                                           -----------     -----------     -----------     -----------
  Total Distributions..................       (2,207)            (19)           (374)           (199)
                                           -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold............       17,023          20,028           5,620          10,447
  Reinvestment of dividends............        2,182              17             309             163
  Amount paid for repurchase
    of shares..........................       (3,838)         (2,032)         (3,938)         (1,429)
                                           -----------     -----------     -----------     -----------
  Net increase from capital
    transactions.......................       15,367          18,013           1,991           9,181
                                           -----------     -----------     -----------     -----------
  Total increase in net assets.........       19,720          19,818           4,905           9,461
NET ASSETS:
  Beginning of year....................       29,688           9,870          18,177           8,716
                                           -----------     -----------     -----------     -----------
  End of year..........................      $49,408         $29,688         $23,082         $18,177
                                           ===========     ===========     ===========     ===========
  Accumulated undistributed
    (overdistributed) net investment
    income included in net assets at
    end of year........................      $    (2)        $    11         $    66         $    16
                                           -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................        1,340           1,699             503             980
  Shares issued on reinvestment of
    dividends..........................          187               2              28              15
  Shares repurchased...................         (300)           (172)           (355)           (134)
                                           -----------     -----------     -----------     -----------
  Net increase from capital
    transactions.......................        1,227           1,529             176             861
                                           ===========     ===========     ===========     ===========


                                                    ROULSTON GOVERNMENT
                                                      SECURITIES FUND
                                                 -------------------------------
                                                 YEAR ENDED          YEAR ENDED
                                                 OCTOBER 31,         OCTOBER 31,
                                                    1995                1994
                                                    (000)               (000)
                                                 -----------         -----------
OPERATIONS:
  Net investment income................            $   412             $   306
  Net realized gain (loss) on
    investments........................                 (2)                (11)
  Net change in unrealized appreciation
    (depreciation) on investments......                699                (770)
                                                 -----------         -----------
  Increase (decrease) in net assets....              1,109                (475)
                                                 -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income...........               (411)               (289)
  From net realized gains..............                  0                  (5)
                                                 -----------         -----------
  Total Distributions..................               (411)               (294)
                                                 -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold............              1,562               5,264
  Reinvestment of dividends............                266                 191
  Amount paid for repurchase
    of shares..........................             (1,493)             (2,901)
                                                 -----------         -----------
  Net increase from capital
    transactions.......................                335               2,554
                                                 -----------         -----------
  Total increase in net assets.........              1,033               1,785
NET ASSETS:
  Beginning of year....................              7,614               5,829
                                                 -----------         -----------
  End of year..........................            $ 8,647             $ 7,614
                                                 ===========         ===========
  Accumulated undistributed
    (overdistributed) net investment
    income included in net assets at
    end of year........................            $    37             $    36
                                                 -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................                167                 545
  Shares issued on reinvestment of
    dividends..........................                 29                  20
  Shares repurchased...................               (160)               (293)
                                                 -----------         -----------
  Net increase from capital
    transactions.......................                 36                 272
                                                 ===========         ===========

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The tables below set forth financial data for a share of beneficial interest outstanding throughout the periods presented.

                         ROULSTON MIDWEST                      ROULSTON GROWTH AND                    ROULSTON GOVERNMENT
                            GROWTH FUND                            INCOME FUND                          SECURITIES FUND
                -----------------------------------    -----------------------------------    -----------------------------------
                  YEAR        YEAR        PERIOD         YEAR        YEAR        PERIOD         YEAR        YEAR        PERIOD
                 ENDED       ENDED         ENDED        ENDED       ENDED         ENDED        ENDED       ENDED         ENDED
                10/31/95    10/31/94    10/31/93(1)    10/31/95    10/31/94    10/31/93(1)    10/31/95    10/31/94    10/31/93(1)
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD......... $ 12.27    $ 11.07       $ 10.00      $ 10.68     $ 10.36       $ 10.00       $ 9.03      $10.20       $ 10.00
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
   income.......    0.04       0.02          0.01         0.15        0.14          0.04         0.49        0.43          0.15
 Net realized
   and
   unrealized
   gain (loss)
   on
   investments...   2.04       1.19          1.07         1.68        0.35          0.36         0.81       (1.17)         0.16
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
   Total from
     investment
     operations...  2.08       1.21          1.08         1.83        0.49          0.40         1.30       (0.74)         0.31
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
LESS
 DISTRIBUTIONS:
 From net
   investment
   income.......   (0.04)     (0.01)        (0.01)       (0.12)      (0.14)        (0.04)       (0.49)      (0.42)        (0.11)
 From realized
   capital
   gains........   (0.76)      0.00          0.00        (0.10)      (0.03)         0.00         0.00       (0.01)         0.00
                --------    --------    -----------    --------    --------    -----------    --------    --------    -----------
 Total
  distributions... (0.80)     (0.01)        (0.01)       (0.22)      (0.17)        (0.04)       (0.49)      (0.43)        (0.11)
NET ASSET VALUE,
 END OF
 PERIOD......... $ 13.55    $ 12.27       $ 11.07      $ 12.29     $ 10.68       $ 10.36       $ 9.84      $ 9.03       $ 10.20
                =========   =========   ============   =========   =========   ============   =========   =========   ============
TOTAL RETURN....   18.17%     10.89%        10.90%**     17.36%       4.72%         3.98%**     14.76%      (7.24%)        3.04%**
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end
   of period
   (000)........ $49,408    $29,688       $ 9,870      $23,082     $18,177       $ 8,716       $8,647      $7,614       $ 5,829
 Ratio of
   expenses to
   average net
   assets before
   reimbursement
   of expenses
   by Adviser...    1.57%      1.54%         2.89%*       1.79%       1.72%         2.79%*       2.16%       1.80%         2.78%*
     after
     reimbursement
     of expenses
     by
     Adviser....    1.41%      1.45%         1.50%*       1.50%       1.50%         1.50%*       0.90%       0.90%         0.90%*
 Ratio of net
   investment
   income to
   average net
   assets before
   reimbursement
   of expenses
   by Adviser...    0.14%      0.08%        (1.11%)*      0.98%       1.20%         0.10%*       3.89%       3.88%         2.29%*
   after
   reimbursement
     of expenses
     by
     Adviser....    0.29%      0.17%         0.28%*       1.26%       1.42%         1.39%*       5.16%       4.78%         4.17%*
 Portfolio
   turnover.....   46.51%     77.57%         0.00%       13.36%      35.16%         4.18%        1.28%      24.14%        24.53%
---------------

 * Annualized

** Not Annualized

(1) The Roulston Midwest Growth Fund, Roulston Growth and Income Fund and the Roulston Government Securities Fund commenced operations on July 1, 1993.

See accompanying notes to financial statements.

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS                                   October 31, 1995
--------------------------------------------------------------------------------
    NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The Roulston Family of Funds (the "Trust") is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. The Trust currently consists of three Funds (the "Funds"): Roulston Midwest Growth Fund (the "Midwest Growth Fund"), Roulston Growth and Income Fund (the "Growth and Income Fund") and Roulston Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds in a Special Meeting held on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993. The following is a summary of significant accounting policies consistently followed by the Trust.

        (1) SECURITY VALUATION: Equity securities which are listed or admitted to trading on a national securities exchange will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair values as determined in good faith by the Board of Trustees.

        Valuations of fixed and variable income securities ("debt securities") are supplied by independent pricing services used by Fund/Plan Services, Inc., as administrator, which have been approved by the Trustees of the Trust. Valuations are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. Debt securities for which market quotations are readily available are valued based upon these quotations. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

        (2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be credit worthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 1995
--------------------------------------------------------------------------------

    less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

        (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

        (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

        (5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of dividends at least annually, and of the Government Fund is distributed in the form of quarterly dividends. Shareholders of record of the Government Fund on the next-to-last business day of each quarter will be entitled to receive the quarterly dividend distribution. If any capital gain is realized by a Fund, substantially all of it will be distributed at least annually.

        (6) DEFERRED ORGANIZATION COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.

    NOTE (B) RELATED PARTY TRANSACTIONS: The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

    Prior to the effective date of the Reorganization, Roulston served as the investment adviser to each of the Acquired Funds. For such services, Roulston received an advisory fee from the Acquired Funds at the following annual rates:
1.00% of the value of each of the Midwest Growth Fund's and the Growth and Income Fund's average daily net assets up to $100 million, 0.75% of each such Fund's assets over $100 million; and 0.50% of the value of the Government Fund's average daily net assets up to $100 million, 0.375% of the average daily net assets from $100 million to $200 million, and 0.25% of the average daily net assets of such Fund over $200 million.

    Pursuant to Rule 12b-1 under the Act, effective April 29, 1995, the Trust has adopted a Distribution and Shareholder Service Plan and Agreement (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net assets value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 1995
--------------------------------------------------------------------------------

institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

    In addition, the Board of Trustees of the Trust has adopted certain procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the Act pursuant to which the Distributor may execute certain portfolio transactions as broker on behalf of the Funds. In connection with such brokerage transactions, Roulston as the investment adviser may determine to use the Distributor if such use will likely result in commissions, fees or other renumeration and prices for and execution of securities transactions at least as favorable to such Fund as those likely to be derived from other qualified brokers.

    Roulston and the Distributor have each agreed with the Trust to waive its investment advisory and 12b-1 fees, respectively, and to reimburse certain other expenses of the Funds for one year from the effective date of the Reorganization (April 29, 1995) to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively. For the Midwest Growth Fund, such voluntary fee waivers and reimbursements limited such Fund's total operating expenses for the year ended October 31, 1995, to 1.41% since for the period from November 1, 1994 to April 29, 1995, such operating expenses had been limited to 1.50%.

    Information regarding these transactions is as follows for the year ended October 31, 1995:

                                                MIDWEST          GROWTH AND         GOVERNMENT
                                              GROWTH FUND        INCOME FUND           FUND
                                                 (000)              (000)              (000)
                                             -------------      -------------      -------------
INVESTMENT ADVISORY FEES:
Fees Before Fee Waiver....................       $ 342              $ 176              $  30
Fees Waived...............................          61                 59                 30

RULE 12B-1 FEES1:
Fees Before Fee Waiver....................          59                 28                 10
Fees Waived...............................           0                  0                  4

OTHER EXPENSES REIMBURSED.................           0                  0                 67

BROKERAGE FEES PAID TO THE DISTRIBUTOR ON
  PORTFOLIO TRANSACTIONS..................         140                 12                  0
---------------

1 Effective for the period April 30, 1995 through October 31, 1995.

    All of the officers and certain of the trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees served without direct compensation from the Trust during the year.

THE ROULSTON FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 1995
--------------------------------------------------------------------------------

    NOTE (C) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1995, were:

                                                                                 PROCEEDS FROM
                                                             PURCHASES               SALES
                                                               (000)                 (000)
                                                          ----------------      ----------------
Midwest Growth Fund....................................       $ 29,354              $ 17,198
Growth and Income Fund.................................          5,923                 2,608
Government Fund........................................            549                    97

    NOTE (D) UNREALIZED APPRECIATION AND DEPRECIATION: At October 31, 1995, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                 GROSS              GROSS               NET
                                              UNREALIZED         UNREALIZED         UNREALIZED
                                             APPRECIATION       DEPRECIATION       APPRECIATION
                                                 (000)              (000)              (000)
                                             -------------      -------------      -------------
Midwest Growth Fund.......................      $ 7,896            $ 1,561            $ 6,335
Growth and Income Fund....................        3,494                292              3,202
Government Fund...........................           79                 75                  4

THE ROULSTON FAMILY OF FUNDS
REPORT OF INDEPENDENT AUDITORS                                  October 31, 1995
--------------------------------------------------------------------------------

To the Shareholders and Trustees of
Roulston Midwest Growth Fund,
Roulston Growth and Income Fund and
Roulston Government Securities Fund of
The Roulston Family of Funds:

    We have audited the accompanying statements of assets and liabilities of Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund (the three funds constituting the Roulston Family of Funds), including the schedules of investments, as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund of the Roulston Family of Funds for the year ended October 31, 1994 and the financial highlights for the period from July 1, 1993 (commencement of operations) to October 31, 1993 and for the year ended October 31, 1994 were audited by other auditors whose report dated December 14, 1994 expressed an unqualified opinion on those statements and financial highlights.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund of the Roulston Family of Funds at October 31, 1995, the results of their operations, the changes in their net assets and financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                               /s/ Ernst & Young LLP

November 27, 1995
Cleveland, Ohio

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                   DIRECTORS:

                  Thomas V. Chema       Scott D. Roulston
                  David H. Gunning      Ivan Winfield

                                  OFFICERS:
                         Scott D. Roulston, President
                         Kathryn G. Balazs, Secretary
                          Martin P. Rizzo, Treasurer

                                   ADVISER:
                           ROULSTON & COMPANY, INC.
                             4000 Chester Avenue
                          Cleveland, Ohio 44103-3693

                                 DISTRIBUTOR:
                           ROULSTON RESEARCH CORP.
                             4000 Chester Avenue
                          Cleveland, Ohio 44103-3693

                       ADMINISTRATOR & TRANSFER AGENT:
                           FUND/PLAN SERVICES, INC.
                              2 West Elm Street
                    Conshohocken, Pennsylvania 19428-0874

                                LEGAL COUNSEL:
                              BAKER & HOSTETLER
                             65 East State Street
                          Columbus, Ohio 43215-4260

                       INDEPENDENT PUBLIC ACCOUNTANTS:
                              ERNST & YOUNG LLP
                           1300 Huntington Building
                              925 Euclid Avenue
                          Cleveland, Ohio 44115-1405

           This report is submitted for the general information of
            the shareholders of the Fund. It is not authorized for
           distribution to prospective investors in the Fund unless
              preceded or accompanied by an effective Prospectus
           which includes details regarding the Fund's objectives,
                  policies, expenses and other information.
            ------------------------------------------------------

                For information call Roulston Research Corp.:
                       1-800-3-FAMILY  (1-800-332-6459)
                       (LOGO) printed on recycled paper

              -------------------------------------------------
                                 THE ROULSTON
                               FAMILY OF FUNDS
                               Roulston Midwest
                                 Growth Fund

                             Roulston Growth and
                                 Income Fund

                             Roulston Government
                               Securities Fund
            ------------------------------------------------------
                               ANNUAL REPORT TO
                                 SHAREHOLDERS
                               October 31, 1995
            ------------------------------------------------------



                         THE ROULSTON FAMILY OF FUNDS
            ------------------------------------------------------
                            Investing Family Style

                             REGISTRATION STATEMENT
                                       OF
                                 FAIRPORT FUNDS
                                       ON
                                    FORM N-1A

PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)     Financial Statements:

                  Included in Part A:

                          --   FINANCIAL HIGHLIGHTS

                  Included in Part B:

                          -- Report of Independent Public Accountants dated November 27, 1995;

                               Statement of Net Assets as of October 31, 1995;

                               Statements of Operations for the year ended
                               October 31, 1995;

                               Statements of Changes in Net Assets for the year ended October 31, 1995 and the period ended October 31, 1994;

                               Financial Highlights for the years ended October 31, 1995, October 31, 1994 and the period ended October 31, 1993; and

                               Notes to Financial Statements.

                  All required financial statements are included as Appendix "B" to Part B hereof. All other financial statements and schedules are inapplicable.

          (b)     Exhibits

                  (1) Declaration of Trust, dated as of September 16, 1994 and amended as of March 1, 1996 -- filed herewith.

                  (2)  By-Laws as amended March 1, 1996 -- filed herewith.

                  (3)  None.

                  (4) Certificates for shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as Exhibit 1 hereto, define the rights of holders of shares.

                  (5) Investment Advisory Agreement dated January 20, 1995, between Registrant and Roulston & Company, Inc. and Form of Amendment dated March 1, 1996 -- filed herewith.

                  (6)  (a)    Distribution Agreement dated January 20, 1995,
                              between Registrant and Roulston Research Corp. and form of Amendment dated March 1, 1996 -- filed herewith.

                        (b) Form of Selected Dealer Agreement -- filed herewith.

                  (7)   None.

                  (8)   (a)   Custody Agreement between Registrant and UMB Bank,
                              N.A. -- filed herewith.

                        (b) Custody Administration and Agency Agreement dated January 20, 1995, as Amended March 1, 1996, between Registrant and Fund/Plan Services, Inc. -- filed herewith.

                  (9)   (a)   Administration Agreement dated January 20, 1995,
                              as Amended March 1, 1996, between Registrant and
                              Fund/Plan Services, Inc. -- filed herewith.

                        (b) Accounting Services Agreement dated January 20, 1995, as Amended March 1, 1996, between Registrant and Fund/Plan Services, Inc. -- filed herewith.

                        (c) Transfer Agent Services Agreement dated January 20, 1995, as Amended March 1, 1996, between Registrant and Fund/Plan Services, Inc. -- filed herewith.

                        (d) Agreement and Plan of Reorganization and Liquidation dated November 23, 1994, between Registrant and The Advisers' Inner Circle Fund is incorporated by reference to Exhibit (9)(d) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-84186) filed on January 19, 1995.

                  (10)  Opinion of Counsel is filed herewith.

                  (11)  (a)   *Consent of Ernst & Young LLP.

                  (12)  None.

                  (13)  None.

                  (14)  None.

                  (15)  (a)   Amended Distribution (12b-1) Plan and Agreement
                              dated January 20, 1995, as Amended March 1, 1996.

                        (b) Form of Selected Dealer Agreement (a related agreement under the Rule 12b-1 Plan) is incorporated by reference to Exhibit (15)(b) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-84186) filed on January 19, 1995 -- see (6)(b) above.

                  (16) Computation of Performance Quotations for FAIRPORT MIDWEST GROWTH FUND, FAIRPORT GROWTH AND INCOME FUND and FAIRPORT GOVERNMENT SECURITIES FUND.

                  (17)  None.

                  (18)  (a)   Consent of Baker & Hostetler.

                        (b) Powers of Attorney of Scott D. Roulston, Ronald G. Fountain, Thomas V. Chema, David H. Gunning and Ivan J. Winfield are filed herewith.

Item 25.  Persons Controlled Or Under Common Control With Registrant

          None.

Item 26.  Number Of Holders Of Securities

          The number of holders of securities for each Series of the Trust as of February 27, 1996 is set forth below:

         FUND                                  NUMBER OF SECURITY HOLDERS
=========================================================================
FAIRPORT MIDWEST GROWTH FUND                             1,035
FAIRPORT GROWTH AND INCOME FUND                            414
FAIRPORT GOVERNMENT SECURITIES FUND                        102

Item 27.  Indemnification

          Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrator, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section 8(a) of the Custody Agreement filed as Exhibit 8(a) hereto, Section 4(c) of the Custody Administration and Agency Agreement filed as Exhibit 8(b) hereto, Section 5 of the Investment Advisory Agreement filed as
          Exhibit 5 hereto, Section 9(d) of the Administration Agreement filed as Exhibit 9(a) hereto, Section 11(c) of the Accounting Services Agreement filed as Exhibit 9(b) hereto and Section 19(c) of the Transfer Agent Services Agreement filed as Exhibit 9(c) hereto. As of the effective date of this Registration Statement, Registrant will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

          Information with respect to Roulston & Company, Inc. and its officers and directors as set forth under the captions "MANAGEMENT OF THE TRUST" contained in Prospectus and in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

          To the knowledge of Registrant, none of the directors or officers of Roulston & Company, Inc., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Roulston & Company, Inc. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

 OFFICERS AND DIRECTORS OF           POSITION WITH                NAME AND ADDRESS OF          NATURE OF CONNECTION
  ROULSTON & COMPANY, INC.             ROULSTON                     OTHER BUSINESS              TO OTHER BUSINESS
===================================================================================================================
Thomas H. Roulston                     Chairman;                  Defiance, Inc.                  Director
                                       Director                   1111 Chester Avenue
                                                                  Suite #750
                                                                  Cleveland, Ohio 44114
                                                                  -------------------------------------------------
                                                                  University Club                 Director
                                                                  of Cleveland
                                                                  3813 Euclid Avenue
                                                                  Cleveland, Ohio 44115
-------------------------------------------------------------------------------------------------------------------
Scott D. Roulston                      Director;                  Defiance, Inc.                  Director
                                       President; Chief           1111 Chester Avenue
                                       Executive Officer          Suite #750
                                                                  Cleveland, Ohio 44114
-------------------------------------------------------------------------------------------------------------------
Heather R. Ettinger                    Director;                  University Club                 Director
                                       Senior Vice                of Cleveland
                                       President;                 3813 Euclid Avenue
                                       Secretary                  Cleveland, Ohio 44115
                                                                  Continental Managed             Director
                                                                  Pharmacy Services
                                                                  1400 Schaaf Road
                                                                  Cleveland, Ohio 44113
-------------------------------------------------------------------------------------------------------------------
Ronald G. Fountain                     Senior Executive           Harris Publishing               Director
                                       Vice President             2057 Aurora Road
                                                                  Twinsburg, Ohio 44087

                                                                               NAME AND              NATURE OF
OFFICERS AND DIRECTORS OF                   POSITION WITH                     ADDRESS OF             CONNECTION
ROULSTON & COMPANY, INC.                ROULSTON & COMPANY, INC.            OTHER BUSINESS        TO OTHER BUSINESS
===================================================================================================================
Norman F. Klopp, Jr.                   Executive Vice President
-------------------------------------------------------------------------------------------------------------------
Robert J. Yaroma                       Executive Vice President
-------------------------------------------------------------------------------------------------------------------
Joseph A. Harrison                     Executive Vice President
-------------------------------------------------------------------------------------------------------------------
Kathryn G. Balazs                      Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Larry W. Bensinger                     Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Charles E. Long, Jr.                   Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Elmer L. Meszaros                      Senior Vice President
-------------------------------------------------------------------------------------------------------------------
John P. Norton                         Vice President
                                       and Assistant Secretary
-------------------------------------------------------------------------------------------------------------------
Michelle R. Fogarty                    Treasurer
-------------------------------------------------------------------------------------------------------------------
D. Keith Lockyer                       Vice President
-------------------------------------------------------------------------------------------------------------------
George W. Sievila                      Vice President
-------------------------------------------------------------------------------------------------------------------
Keith A. Vargo                         Vice President
-------------------------------------------------------------------------------------------------------------------
J. Mark Wipper                         Vice President
-------------------------------------------------------------------------------------------------------------------
Jeanine M. Bleich                      Assistant Vice President
-------------------------------------------------------------------------------------------------------------------
Cynthia M. Krenz                       Assistant Vice President
-------------------------------------------------------------------------------------------------------------------
Laurel A. Lawrence                     Assistant Vice President
-------------------------------------------------------------------------------------------------------------------
Theresa D. Miller                      Assistant Vice President
-------------------------------------------------------------------------------------------------------------------
Charles E. Nye                         Assistant Vice President
-------------------------------------------------------------------------------------------------------------------
Judith E. Szentkiralyi                 Assistant Vice President
-------------------------------------------------------------------------------------------------------------------
Nadine E. Trombley                     Assistant Vice President
-------------------------------------------------------------------------------------------------------------------

Item 29.  Principal Underwriter

          (a) Roulston Research Corp. acts as principal underwriter for Registrant.

          (b) The Directors and Senior Officers of Roulston Research Corp. and their positions with Registrant are as follows:

                                     POSITIONS AND                 POSITIONS AND
 NAME AND PRINCIPAL                   OFFICES WITH                  OFFICES WITH
  BUSINESS ADDRESS                    UNDERWRITER                    REGISTRANT
================================================================================
Thomas H. Roulston                     Chairman;
4000 Chester Avenue                    Director
Cleveland, Ohio 44103
--------------------------------------------------------------------------------
Scott D. Roulston                      Director;                     Chairman;
4000 Chester Avenue                    President                     Director;
Cleveland, Ohio 44103                                                President
--------------------------------------------------------------------------------
Heather R. Ettinger                    Director;
4000 Chester Avenue                    Senior Vice
Cleveland, Ohio 44103                  President
--------------------------------------------------------------------------------
Ronald G. Fountain                     Director
4000 Chester Avenue
Cleveland, Ohio 44103
--------------------------------------------------------------------------------
John B. Clinger                        Assistant Secretary;
                                       Vice President
--------------------------------------------------------------------------------

                                     POSITIONS AND                 POSITIONS AND
 NAME AND PRINCIPAL                   OFFICES WITH                  OFFICES WITH
  BUSINESS ADDRESS                    UNDERWRITER                    REGISTRANT
================================================================================
Gustave C. Aberle                      Vice President
--------------------------------------------------------------------------------
Eric Bosshard                          Vice President
--------------------------------------------------------------------------------
Chris Byke                             Vice President
--------------------------------------------------------------------------------
M.W. Helderman                         Vice President
--------------------------------------------------------------------------------
Mike Kavanaugh                         Vice President
--------------------------------------------------------------------------------
Norman F. Klopp, Jr.                   Vice President
--------------------------------------------------------------------------------
Mark Koznarek                          Vice President
--------------------------------------------------------------------------------
Elmer L. Meszaros                      Vice President
--------------------------------------------------------------------------------
Steve Purvis                           Vice President
--------------------------------------------------------------------------------
D.R. Ross                              Vice President
--------------------------------------------------------------------------------
N.H. Siegal                            Vice President
--------------------------------------------------------------------------------
George W. Sievila                      Vice President
--------------------------------------------------------------------------------
D.W. Tandy                             Vice President
--------------------------------------------------------------------------------
Bob Wazevich                           Vice President
--------------------------------------------------------------------------------
Mark Wipper                            Vice President
--------------------------------------------------------------------------------
R. J. Yaroma                           Vice President
--------------------------------------------------------------------------------
Terry Lynch                            Assistant
                                       Vice President
--------------------------------------------------------------------------------
Evan Morgan                            Assistant
                                       Vice President
--------------------------------------------------------------------------------

          (c)  None.

Item 30.  Location of Accounts and Records

          (1) Roulston & Company, Inc., 4000 Chester Avenue, Cleveland, Ohio 44103 (records relating to its functions as investment adviser).

          (2) Roulston Research Corp., 4000 Chester Avenue, Cleveland, Ohio 44103 (records relating to its function as distributor).

          (3) Fund/Plan Services, Inc., #2 West Elm Street, Conshohocken, Pennsylvania, 19428 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, and Minute Books).

          (4) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141 (records relating to its functions as custodian).

          (5) Baker & Hostetler, 65 East State Street, Suite 2100, Columbus, Ohio 43215 (Declaration of Trust and By-Laws).

Item 31.  Management Services

          None.

Item 32.  Undertakings

          Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Cleveland and State of Ohio on the 27th day of February, 1996.

                                                THE ROULSTON FAMILY OF FUNDS

                                                 By /s/ Scott D. Roulston
                                                    ----------------------------
                                                    Scott D. Roulston, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                                  Title                        Date
      ---------                                  -----                        ----
/s/ Scott D. Roulston                     President (Principal
---------------------------               Executive Officer) and Trustee
    Scott D. Roulston

/s/ Ronald G. Fountain                    Treasurer (Principal Financial
---------------------------               and Accounting Officer)
    Ronald G. Fountain

/s/* Thomas V. Chema                      Trustee
---------------------------
    Thomas V. Chema

/s/* David H. Gunning                     Trustee
---------------------------
    David H. Gunning

/s/* Ivan J. Winfield                     Trustee
---------------------------
    Ivan J. Winfield

*By /s/ Scott D. Roulston
   ------------------------
      Scott D. Roulston
      Attorney-In-Fact

ITEM #24 FINANCIAL STATEMENTS AND EXHIBITS

99.B   INDEX TO EXHIBITS FILED PURSUANT TO FORM N-1A:

           99.B(1)     CERTIFICATE OF TRUST

           99.B(2)     BY-LAWS

           99.B(5)     INVESTMENT ADVISORY AGREEMENT AND AMENDMENT

           99.B(6)(A)  DISTRIBUTION AGREEMENT

           99.B(6)(B)  SELECTED DEALER AGREEMENT

           99.B(8)(A)  CUSTODIAN AGREEMENT

           99.B(8)(B)  CUSTODY ADMINISTRATION AND AGENCY AGREEMENT AND AMENDMENT

           99.B(9)(A)  ADMINISTRATION AGREEMENT AND AMENDMENT

           99.B(9)(B)  ACCOUNTING SERVICES AGREEMENT AND AMENDMENT

           99.B(9)(C)  TRANSFER AGENT SERVICES AGREEMENT AND AMENDMENT

           99.B(11)(A) CONSENT OF INDEPENDENT AUDITORS

           99.B(15)    AMENDED DISTRIBUTION (12B-1) PLAN

           99.B(16)    SCHEDULES FOR COMPUTATIONS OF PERFORMANCE QUOTATIONS

           99.B(18)(B) FORM OF POWERS OF ATTORNEY

               (27)    FINANCIAL DATA SCHEDULES FOR ANNUAL REPORT DATED 10/31/95